UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally

The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

ANNUAL REPORT

DECEMBER 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS:

Small Cap Value Fund	Strategic Growth Fund
Large/Mid Cap Value Fund	Conservative Growth Fund
Fixed Income Fund	Money Market Fund
Aggressive Growth Fund	High Yield Bond Fund
Large/Mid Cap Growth Fund	International Fund

LETTER FROM THE PRESIDENT

December 31, 2008

ARTHUR D. ALLY

Dear Shareholder,

As you well know, 2008 was, by far, the worst year – in terms of financial market performance – in modern history. Even though we did not own any of the companies that made the headlines since they failed one or more of our moral screens, nevertheless, when the market goes into a reactionary free-fall, none of us are immune to the fallout. The prices of good, solid companies (which we believe make up the majority of our portfolio holdings) have declined along with the prices of those we would consider not-so-good.

We have completed our efforts to upgrade the managers of all our funds and, in my opinion, all of our funds are now managed by firms that are as good as, if not better than, any mutual fund family in the industry. Please refer to each individual manager’s comments within this report for more detailed information as to why the funds under their responsibility performed as they did.

As a review, here is what we ask of our money managers – in priority order:

(1)	Do not violate our moral and ethical screens. We provide them with our continuously updated screen list and they apply their economic analysis to any company not on our screen list.
(2)	Preservation of principal is job #1 – ahead of performance. This does not mean that the value of your investment will not decline during times of market declines as we witnessed in 2008. What it does mean is that we expect them to manage our funds as conservatively as reasonably possible. Then,
(3)	Out-perform their specific market index over a full market cycle – which we consider to be approximately five years or so.

For what it is worth, all of our various managers believe we are either at or very near the bottom of this violent market. If they are right, as I believe they are – although no one can know for sure, then the potential rewards for current and new investments could far outweigh the risks. We fully expect 2009 to be rather rocky but also believe we could see a sustained recovery begin sometime during the last half of the year. As you well know, however, no one can guarantee future results. The one thing I can assure you of is that every one of our managers will be working very hard to achieve those three objectives listed above

In conclusion, the Timothy Plan is serious about our mission (to genuinely screen our investments and attempt to deliver competitive investment results) and our commitment to continuously pursue Kingdom Class quality in everything we do. Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally
President

Letter From The President [1]

RETURNS FOR THE YEAR ENDED

December 31, 2008

TIMOTHY PLAN SMALL CAP VALUE FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	10 Year Average Annual Return
Timothy Small Cap Value Fund – Class A (With sales charge)	(36.20)%	(2.80)%	2.94%
Russell 2000 Index	(33.79)%	(0.93)%	3.02%
Timothy Small Cap Value Fund – Class B*	(33.62)%	(2.39)%	2.74%
Russell 2000 Index	(33.79)%	(0.93)%	3.02%
Timothy Small Cap Value Fund – Class C*	(33.66)%	N/A	(2.98)% (a)
Russell 2000 Index	(33.79)%	N/A	(1.74)% (a)

(a) For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2008.

* With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 2000 Index on December 31, 1998 and held through December 31, 2008. The Russell 2000 Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [2]

RETURNS FOR THE YEAR ENDED

December 31, 2008

TIMOTHY PLAN LARGE/MID CAP VALUE FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Large/Mid Cap Value Fund – Class A (With sales charge)	(43.35)%	0.38%	1.97% (a)
S&P 500 Index	(36.99)%	(2.20)%	(2.86)% (a)
Timothy Large/Mid Cap Value Fund – Class B*	(41.07)%	0.79%	1.70% (b)
S&P 500 Index	(36.99)%	(2.20)%	(2.95)% (b)
Timothy Large/Mid Cap Value Fund – Class C*	(41.08)%	N/A	1.00% (c)
S&P 500 Index	(36.99)%	N/A	(2.68)% (c)

(a) For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2008.

(b) For the period July 15, 1999 (commencement of investment in accordance with objective) to December 31, 2008.

(c) For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2008.

* With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on July 14, 1999 and held through December 31, 2008. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [3]

RETURNS FOR THE YEAR ENDED

December 31, 2008

TIMOTHY PLAN FIXED INCOME FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Fixed Income Fund – Class A (With sales charge)	(4.54)%	1.60%	3.35% (a)
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.66%	6.06% (a)
Timothy Fixed Income Fund – Class B*	(1.66)%	1.79%	3.05% (b)
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.66%	6.06% (b)
Timothy Fixed Income Fund – Class C*	(1.72)%	N/A	1.72% (c)
Barclays Capital U.S. Aggregate Bond Index	5.24%	N/A	4.53% (c)

(a) For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2008.

(b) For the period August 5, 1999 (commencement of investment in accordance with objective) to December 31, 2008.

(c) For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2008.

* With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Barclays Capital U.S. Aggregate Bond Index on July 14, 1999 and held through December 31, 2008. The Barclays Capital U.S. Aggregate Bond Index is a widely recognized, unmanaged index of bond prices. The index returns does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [4]

RETURNS FOR THE YEAR ENDED

December 31, 2008

TIMOTHY PLAN AGGRESSIVE GROWTH FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Aggressive Growth Fund – Class A (With sales charge)	(48.31)%	(6.53)%	(9.19)% (a)
Russell Mid-Cap Growth Index	(44.32)%	(2.33)%	(5.96)% (a)
Timothy Aggressive Growth Fund – Class B*	(46.12)%	(6.11)%	(9.23)% (b)
Russell Mid-Cap Growth Index	(44.32)%	(2.33)%	(5.75)% (b)
Timothy Aggressive Growth Fund – Class C*	(46.05)%	N/A	(6.34)% (c)
Russell Mid-Cap Growth Index	(44.32)%	N/A	(3.00)% (c)

(a) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2008.

(b) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2008.

(c) For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2008.

* With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell Mid-Cap Growth Index on October 5, 2000 and held through December 31, 2008. The Russell Mid-Cap Growth Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [5]

RETURNS FOR THE YEAR ENDED

December 31, 2008

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Large/Mid Cap Growth Fund – Class A (With sales charge)	(39.80)%	(5.76)%	(9.04)% (a)
Russell 1000 Growth Index	(38.44)%	(3.42)%	(8.01)% (a)
Timothy Large/Mid Cap Growth Fund – Class B*	(37.27)%	(5.38)%	(9.07)% (b)
Russell 1000 Growth Index	(38.44)%	(3.42)%	(7.71)% (b)
Timothy Large/Mid Cap Growth Fund – Class C*	(37.21)%	N/A	(6.01)% (c)
Russell 1000 Growth Index	(38.44)%	N/A	(3.88)% (c)

(a) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2008.

(b) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2008.

(c) For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2008.

* With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 1000 Growth Index on October 5, 2000 and held through December 31, 2008. The Russell 1000 Growth Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [6]

RETURNS FOR THE YEAR ENDED

December 31, 2008

TIMOTHY PLAN STRATEGIC GROWTH FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Strategic Growth Fund – Class A (With sales charge)	(43.12)%	(4.44)%	(5.17)% (a)
S&P 500 Index	(36.99)%	(2.20)%	(3.77)% (a)
Dow Jones Moderately Aggressive Portfolio Index	(33.17)%	1.15%	1.31% (a)
Timothy Strategic Growth Fund – Class B*	(40.92)%	(4.08)%	(5.22)% (b)
S&P 500 Index	(36.99)%	(2.20)%	(3.49)% (b)
Dow Jones Moderately Aggressive Portfolio Index	(33.17)%	1.15%	1.51% (b)
Timothy Strategic Growth Fund – Class C*	(40.92)%	N/A	(4.40)% (c)
S&P 500 Index	(36.99)%	N/A	(2.68)% (c)
Dow Jones Moderately Aggressive Portfolio Index	(33.17)%	N/A	0.68% (c)

(a) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2008.

(b) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2008.

(c) For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2008.

* With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2008. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized index that measures global stocks, bonds, and cash which are in turn represented by multiple subindexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [7]

RETURNS FOR THE YEAR ENDED

December 31, 2008

TIMOTHY PLAN CONSERVATIVE GROWTH FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Conservative Growth Fund – Class A (With sales charge)	(32.79)%	(2.02)%	(1.39)% (a)
S&P 500 Index	(36.99)%	(2.20)%	(3.77)% (a)
Dow Jones Global Moderate Portfolio Index	(24.75)%	2.00%	2.71% (a)
Timothy Conservative Growth Fund – Class B*	(30.08)%	(1.64)%	(1.47)% (b)
S&P 500 Index	(36.99)%	(2.20)%	(3.49)% (b)
Dow Jones Global Moderate Portfolio Index	(24.75)%	2.00%	2.85% (b)
Timothy Conservative Growth Fund – Class C*	(30.16)%	N/A	(1.84)% (c)
S&P 500 Index	(36.99)%	N/A	(2.68)% (c)
Dow Jones Global Moderate Portfolio Index	(24.75)%	N/A	1.60% (c)

(a) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2008.

(b) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2008.

(c) For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2008.

* With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2008. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Dow Jones Global Moderate Portfolio Index is a widely recognized index that measures stocks, bonds, and cash which in turn are represented by multiple subindexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [8]

RETURNS FOR THE YEAR ENDED

December 31, 2008

TIMOTHY PLAN HIGH YIELD BOND FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Total Return Since Inception
Timothy High Yield Bond Fund – Class A (With sales charge)	(32.72)%	N/A	(21.81)% (a)
Barclays Capital U.S. Corporate High-Yield Bond Index	(22.22)%	N/A	(14.54)% (a)
Timothy High Yield Bond Fund – Class C*	(30.87)%	N/A	(20.15)% (b)
Barclays Capital U.S. Corporate High-Yield Bond Index	(22.22)%	N/A	(14.54)% (b)

(a) For the period May 7, 2007 (commencement of investment in accordance with objective) to December 31, 2008.

(b) For the period May 7, 2007 (commencement of investment in accordance with objective) to December 31, 2008.

* With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Barclays Capital U.S. Corporate High-Yield Bond Index on May 7, 2007 and held through December 31, 2008. The Barclays Capital U.S. Corporate High-Yield Bond Index is a widely recognized, unmanaged index of non-investment grade, fixed rate, taxable corporate bonds. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [9]

RETURNS FOR THE YEAR ENDED

December 31, 2008

TIMOTHY PLAN INTERNATIONAL FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Total Return Since Inception
Timothy International Fund – Class A (With sales charge)	(48.39)%	N/A	(28.62)% (a)
MSCI EAFE Index	(43.07)%	N/A	(27.63)% (a)
Timothy International Fund – Class C*	(46.33)%	N/A	(26.76)% (b)
MSCI EAFE Index	(43.07)%	N/A	(27.63)% (b)

(a) For the period May 3, 2007 (commencement of investment in accordance with objective) to December 31, 2008.

(b) For the period May 3, 2007 (commencement of investment in accordance with objective) to December 31, 2008.

* With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the MSCI EAFE Index on May 3, 2007 and held through December 31, 2008. The MSCI EAFE Index is a widely recognized unmanaged index of equity prices and is representative of equity market performance of developed countries, excluding the U.S. and Canada. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [10]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2008 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	12
Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	12
Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 1055 Maitland Center Commons Maitland, FL Born: 1956	Trustee	Indefinite; Trustee since 2000	12
Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

None

* Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

** Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership intereset in TPL.

Timothy Plan Officers and Trustees [11]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2008 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	12
			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Principal of Richard W. Copeland, Attorney at Law for 33 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 31 years.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 203 E. Main Street Fremont, MI Born: 1946	Trustee	Indefinite; Trustee since 2005	12
			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL Born: 1949	Trustee	Indefinite; Trustee since 2005	12
			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.

			None

Timothy Plan Officers and Trustees [12]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2008 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO Born: 1950	Trustee	Indefinite; Trustee since 2005	12
			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2005	12
			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL Born: 1930	Trustee	Indefinite; Trustee since 2005	12
			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, from 1979-1997. President, Designer Services Group 1980-1988.

			None

Timothy Plan Officers and Trustees [13]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2008 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 608 Pintail Place Flower Mound, TX Born: 1960	Trustee	Indefinite; Trustee since 2005	12
			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX. Also serves as Founder and Chairman of the International Center for Biblical Stewardship. Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, GA Born: 1951	Trustee	Indefinite; Trustee since 2005	12
			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO Born: 1951	Trustee	Indefinite; Trustee since 2005	12
			Other Directorships
	Principal Occupation During Past 5 Years		Held by Trustee

Executive Director of Southern Baptist Convention of Missouri since 2007. Previously pastored three churches in St. Louis, MO area (1986-2007). Currently serves on Board of Trustees of Midwestern Baptist Theological Seminary. Past President, Missouri Baptist Convention (2003-2004).

			None

Timothy Plan Officers and Trustees [14]

LETTER FROM THE MANAGER

December 31, 2008

SMALL CAP VALUE FUND

We are pleased to provide you with our report for the Timothy Plan Small Cap Value Fund for the year ending December 31, 2008.

2008 will long be remembered as one of the most difficult and volatile periods in the history of the U.S. stock market. What began in the summer of 2007 as a credit contraction, resulting from a glut of leverage, eventually morphed into a severe global recession, creating a tremendous amount of fear and uncertainty among investors and a complete aversion to risk. This fear resulted in a volatile decline in virtually all publicly traded asset classes and led to the worst calendar year performance for U.S. stocks since 1931. The environment of the last several years, where risk premiums and volatility had fallen to historically low levels aided by a glut of excess liquidity, has drastically changed. The new “normal” environment will be characterized by higher risk premiums with increased volatility, lower levels of available credit and deleveraging. The economy is experiencing a dramatic shift into recession and we are witnessing one of the most challenging periods in generations as most investments have struggled and values have fallen sharply. Within this environment, a successful investment is viewed in relative terms. However, at some point, the deleveraging process will be complete and there will be a return to a more normal market environment.

Our management style and philosophy are deeply rooted in our decades old investment philosophy that seeks to deliver a superior rate of return while controlling risk. It remains our firm belief that the discipline of quantifying and managing downside risk is paramount and it shall remain a hallmark of the Westwood investment process. Looking for high-quality companies that are typically characterized by strong free cash flow generation, declining debt levels, and rising return on equity will continue to define the core of our process.

For the year ending December 31, 2008, the Timothy Plan Small Cap Value Fund produced a return of -32.5%, which was a bit better than the -33.79% produced by the Russell 2000 Index.

Strong performance in the Technology, Health Care and Financial Services sectors was the primary driver of relative performance. The best performing securities included ManTech International in Technology, which posted stronger than expected earnings throughout the year, Gentiva Health Services in Health Care and asset manager Stifel Financial and regional bank United Bankshares in Financial Services. Additionally, investors continued to favor defensive stocks such as those in the Utility sector, and positions in Central Vermont Public Service, Avista Corp. and Westar Energy benefitted from this preference.

Relative performance was hindered by our exposure to the Materials & Processing, Energy and Autos & Transportation sectors. Laggards for the period were RTI International, GrafTech International and Layne Christensen in the Materials & Processing sector, which sold off in concert with falling metals and commodity prices as well as fears of a global recession. Other detractors for the period included Energy companies Atlas America, NATCO Group and Targa Resources which fell in sympathy with falling crude and natural gas prices. Additionally, shipping companies Arlington Tankers and Ocean Freight sold off as falling crude oil demand negatively impacted shipping rates.

Through all the volatility, we believe the markets are now less risky and long-term investors can recover and eventually benefit from recent events. Historically, the markets have consistently rewarded investors over the long-term and significant rallies often happen when they are least expected. Therefore, we encourage you, through all of the noise, to remain focused on your long-term priorities. Acting on your behalf, we will honor the trust you have placed in us and will continue to rely upon our disciplined investment process to manage the Fund in a disciplined and prudent fashion.

WESTWOOD MANAGEMENT CORPORATION

Letter From The Manager [15]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN SMALL CAP VALUE FUND

FUND PROFILE (unaudited):

Top Ten Holdings
(% of Net Assets)

Timothy Money Market Fund	4.84%
J & J Snack Foods Corp.	2.94%
Moog, Inc. - Class A	2.77%
Marcus Corp.	2.70%
Mack-Cali Realty Corp.	2.56%
Tupperware Brands Corp.	2.55%
Teledyne Technologies, Inc.	2.50%
Aptargroup, Inc.	2.50%
Wolverine World Wide, Inc.	2.47%
ManTech International Corp. - Class A	2.44%

28.27%

Industries
(% of Net Assets)

Financials	26.12%
Industrials	22.97%
Consumer Discretionary	13.04%
Information Technology	11.16%
Consumer Staples	10.38%
Utilities	5.83%
Short-Term Investments	4.84%
Materials	2.50%
Health Care	2.13%
Energy	2.10%
Liabilities in Excess of Other Assets	(1.07)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [16]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN SMALL CAP VALUE FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2008	12/31/2008	7/1/2008 through 12/31/2008

Actual - Class A	$1,000.00	$710.37	$6.86

Hypothetical - Class A	$1,000.00	$1,017.12	$8.09
(5% return before expenses)

Actual - Class B	$1,000.00	$708.56	$10.07

Hypothetical - Class B	$1,000.00	$1,013.35	$11.86
(5% return before expenses)

Actual - Class C	$1,000.00	$707.95	$10.07

Hypothetical - Class C	$1,000.00	$1,013.35	$11.87
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.59% for Class A, 2.34% for Class B, and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (28.96)% for Class A, (29.14)% for Class B, and (29.21)% for Class C for the six-month period of July 1, 2008, to December 31, 2008.

Timothy Plan Top Ten Holdings / Industries [17]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 88.98%

number of shares		market value

	AEROSPACE/DEFENSE - 5.27%
38,400	Moog, Inc. - Class A *	$1,404,288
28,500	Teledyne Technologies, Inc. *	1,269,675

		2,673,963

	APPLICATIONS SOFTWARE - 2.18%
57,500	Progress Software Corp. *	1,107,450

	BUILDING PRODUCTS - AIR & HEATING - 2.43%
38,100	Lennox International, Inc.	1,230,249

	COMMERCIAL BANKS - CENTRAL U.S. - 3.17%
33,326	Texas Capital Bancshares, Inc. *	445,235
23,700	UMB Financial Corp.	1,164,618

		1,609,853

	COMMERCIAL BANKS - EASTERN U.S. - 2.30%
80,400	National Penn Bancshares, Inc.	1,166,604

	COMMERCIAL BANKS - SOUTHERN US - 2.21%
33,800	United Bankshares, Inc.	1,122,836

	COMPUTER SERVICES - 2.25%
83,300	Perot Systems Corp. - Class A *	1,138,711

	CONSUMER PRODUCTS - MISCELLANEOUS - 2.55%
57,000	Tupperware Brands Corp.	1,293,900

	COSMETICS & TOILETRIES - 2.24%
15,900	Chattem, Inc. *	1,137,327

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.32%
39,798	A.O. Smith Corp.	1,174,837

	ELECTRIC - INTEGRATED - 5.83%
29,300	Avista Corp.	567,834
27,600	Central Vermont Public Service Corp.	658,536
50,100	Cleco Corp.	1,143,783
28,700	Westar Energy, Inc.	588,637

		2,958,790

	ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.27%
90,300	Benchmark Electronics, Inc. *	1,153,131

	ENTERPRISE SOFTWARE/SERVICES - 2.44%
22,800	ManTech International Corp. - Class A *	1,235,532

	FINANCE - INVESTMENT BANKER/BROKER - 4.48%
72,700	Knight Capital Group, Inc. - Class A *	1,174,105
23,900	Stifel Financial Corp. *	1,095,815

		2,269,920

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [18]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 88.98% (continued)

number of shares		market value

	FOOD - MISCELLANEOUS/DIVERSIFIED - 3.95%
25,400	Diamond Foods, Inc.	$511,810
41,602	J & J Snack Foods Corp.	1,492,680

		2,004,490

	FOOTWEAR & RELATED APPAREL - 2.47%
59,500	Wolverine World Wide, Inc.	1,251,880

	HOTELS & MOTELS - 2.70%
84,400	Marcus Corp.	1,369,812

	MACHINERY - CONSTRUCTION/MINING - 1.06%
17,100	Astec Industries, Inc. *	535,743

	MACHINERY - GENERAL INDUSTRY - 1.85%
34,500	The Middleby Corp. *	940,815

	MEDICAL - OUTPATIENT/HOME MEDICINE - 2.13%
36,900	Gentiva Health Services, Inc. *	1,079,694

	METAL PROCESSORS & FABRICATORS - 2.40%
35,500	Kaydon Corp.	1,219,425

	MISCELLANEOUS MANUFACTURING - 2.50%
36,000	Aptargroup, Inc.	1,268,640

	OFFICE FURNISHINGS - ORIGINAL - 1.84%
103,600	Knoll, Inc.	934,472

	OIL COMPANY - EXPLORATION & PRODUCTION - 2.10%
41,000	Penn Virginia Corp.	1,065,180

	PROPERTY/CASUALTY INSURANCE - 2.21%
95,500	SeaBright Insurance Holdings, Inc. *	1,121,170

	PUBLISHING - BOOKS - 2.28%
32,500	John Wiley & Sons, Inc. - Class A	1,156,350

	REINSURANCE - 2.19%
37,100	IPC Holdings, Ltd.	1,109,290

	RETAIL - APPAREL/SHOES - 3.04%
62,000	Aeropostale, Inc. *	998,200
24,850	The Buckle, Inc.	542,227

		1,540,427

	RETAIL - CONVENIENCE STORE- 2.18%
48,500	Casey’s General Stores, Inc.	1,104,345

	RETAIL - DISCOUNT- 2.01%
29,800	BJ’s Wholesale Club, Inc. *	1,020,948

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [19]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 88.98% (continued)

number of shares		market value

	SAVINGS & LOANS/THRIFTS - EASTERN U.S. - 2.31%
72,600	First Niagara Financial Group, Inc.	$1,173,942

	SEMICONDUCTOR EQUIPMENT - 2.02%
69,300	MKS Instruments, Inc. *	1,024,947

	STEEL PIPE & TUBE - 2.42%
28,800	Northwest Pipe Co. *	1,227,168

	TRANSPORTATION - RAIL - 1.14%
18,900	Genesee & Wyoming, Inc. *	576,450

	TRANSPORTATION - TRUCK - 2.24%
29,600	Landstar System, Inc.	1,137,528

	Total Common Stocks (cost $48,155,005)	45,135,819

REITs - 7.25%
number of shares		market value

	OFFICE PROPERTY - 2.56%
53,000	Mack-Cali Realty Corp.	1,298,500

	MANUFACTURED HOMES- 2.39%
31,600	Equity Lifestyle Properties, Inc.	1,212,176

	PAPER & RELATED PRODUCTS - 2.30%
44,800	Potlatch Corp.	1,165,248

	Total REITs (cost $4,358,778)	3,675,924

SHORT TERM INVESTMENTS - 4.84%
number of shares		market value

2,455,408	Timothy Plan Money Market Fund, 0.38% (A) (B)	2,455,408

	Total Short Term Investments (cost $2,455,408)	2,455,408

	TOTAL INVESTMENTS (cost $54,969,191) - 101.07%	$51,267,151

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.07)%	(542,297)

	NET ASSETS - 100.00%	$50,724,854

* Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at December 31, 2008.

(B) Affiliated fund.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [20]

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2008

ASSETS
amount
Investments in Unaffiliated Securities at Value (cost $52,513,783) [NOTE 1]	$48,811,743
Investments in Affiliated Securities at Value (cost $2,455,408) [NOTE 1]	2,455,408
Receivables for:
Investments Sold	279,566
Fund Shares Sold	69,740
Interest	1,672
Dividends	54,325
Prepaid Expenses	14,634

Total Assets	$51,687,088

amount

Payable for Investments Purchased	$408,026
Payable for Fund Shares Redeemed	448,044
Payable for Capital Gain Distributions	27
Accrued Advisory Fees	34,523
Accrued 12b-1 Fees Class A	8,540
Accrued 12b-1 Fees Class B	3,368
Accrued 12b-1 Fees Class C	3,089
Accrued Expenses	56,617

Total Liabilities	$962,234

amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,800,651 shares outstanding)	$42,650,849
Net Asset Value and Redemption Price Per Class A Share ($42,650,849 / 4,800,651 shares)	$8.88
Offering Price Per Share ($8.88 / 0.945)	$9.40
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 536,577 shares outstanding)	$4,172,819
Net Asset Value and Offering Price Per Class B Share ($4,172,819 / 536,577 shares)	$7.78
Minimum Redemption Price Per Class B Share ($7.78 * 0.99)	$7.70
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 497,975 shares outstanding)	$3,901,186
Net Asset Value and Offering Price Per Class C Share ($3,901,186 / 497,975 shares)	$7.83
Minimum Redemption Price Per Share ($7.83 * 0.99)	$7.75

Net Assets	$50,724,854

amount

At December 31, 2008, Net Assets Consisted of:
Paid-in Capital	$73,346,155
Accumulated Undistributed Net Realized Gain (Loss) on Investments	(18,919,261)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(3,702,040)

Net Assets	$50,724,854

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [21]

SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$84,371
Dividends	959,366

Total Investment Income	1,043,737

amount

Investment Advisory Fees [NOTE 3]	572,983
12b-1 Fees (Class A = $140,048, Class B = $60,750, Class C = $53,156) [NOTE 3]	253,954
Fund Accounting, Transfer Agency, & Administration Fees	118,881
Registration Fees	27,409
Custodian Fees	17,798
Audit Fees	14,659
Out-of-Pocket Expense	65,327
Printing Expense	8,025
CCO Fees	6,065
Trustee Fees	7,229
Insurance Expense	2,891

Total Net Expenses	1,095,221

Net Investment Income (Loss)	(51,484)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Capital Gain Dividends from REIT’s	97,582
Net Realized Gain (Loss) on Unaffiliated Investments	(18,562,090)
Change in Unrealized Appreciation/Depreciation of Investments	(6,072,615)

Net Realized and Unrealized Gain (Loss) on Investments	(24,537,123)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,588,607)

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [22]

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/08		year ended 12/31/07

Operations:
Net Investment Income (Loss)	$(51,484)		$78,768
Capital Gain Dividends from REIT’s	97,582		168,117
Net Realized Gain (Loss) on Investments	(18,562,090)		10,221,870
Net Change in Unrealized Appreciation/Depreciation of Investments	(6,072,615)		(7,505,450)

Net Increase (Decrease) in Net Assets (resulting from operations)	(24,588,607)		2,963,305

Distributions to Shareholders From:
Net Investment Income:
Class A	-		(121,858)
Class B	-		-
Class C	-		-
Net Capital Gains:
Class A	(349,483)		(8,305,482)
Class B	(38,730)		(1,106,005)
Class C	(35,945)		(932,321)

Total Distributions	(424,158)		(10,465,666)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	13,566,159	*	18,486,727	**
Class B	11,760		62,488
Class C	1,147,220		3,383,795
Dividends Reinvested:
Class A	334,156		8,131,543
Class B	36,572		1,032,903
Class C	35,715		868,022
Cost of Shares Redeemed:
Class A	(13,027,054)		(24,191,844)
Class B	(994,846)	*	(4,906,273)	**
Class C	(1,608,258)		(1,029,804)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(498,576)		1,837,557

Total Increase (Decrease) in Net Assets	(25,511,341)		(5,664,804)

Net Assets:
Beginning of year	76,236,195		81,900,999

End of year	$50,724,854		$76,236,195

Accumulated Undistributed Net Investment Income	$-		$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,181,260	*	1,172,591	**
Class B	1,107		4,292
Class C	112,080		236,102
Shares Reinvested:
Class A	40,211		622,152
Class B	5,030		89,506
Class C	4,872		74,699
Shares Redeemed:
Class A	(1,131,872)		(1,508,848)
Class B	(98,662)	*	(335,637)	**
Class C	(156,226)		(72,154)

Net Increase (Decrease) in Number of Shares Outstanding	(42,200)		282,703

*	Includes automatic conversion of Class B shares ($54,856 representing 4,594 shares) to Class A shares ($54,856 representing 4,042 shares).
**	Includes automatic conversion of Class B shares ($3,722,878 representing 252,808 shares) to Class A shares ($3,722,878 representing 227,751 shares).

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [23]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS A SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.27	$14.94	$15.27	$15.59		$15.45

Income from Investment Operations:
Net Investment Income (Loss)	0.01	0.04	0.22	0.01	(A)	(0.04)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(4.33)	0.36	2.77	(0.17)		1.83

Total from Investment Operations	(4.32)	0.40	2.99	(0.16)		1.79

Less Distributions:
Dividends from Realized Gains	(0.07)	(2.04)	(3.10)	(0.16)		(1.65)
Dividends from Net Investment Income	-	(0.03)	(0.22)	-		-

Total Distributions	(0.07)	(2.07)	(3.32)	(0.16)		(1.65)

Net Asset Value at End of Year	$8.88	$13.27	$14.94	$15.27		$15.59

Total Return (B)(C)	(32.50)%	2.87%	19.69%	(1.01)%		11.60%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$42,651	$62,525	$66,097	$49,008		$42,542

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.50%	1.44%	1.52%	1.56%		1.48%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.50%	1.44%	1.52%	1.56%		1.48%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.05%	0.24%	1.39%	0.05%		(0.30)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.05%	0.24%	1.39%	0.05%		(0.30)%

Portfolio Turnover	110.16%	59.84%	148.02%	44.24%		57.59%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [24]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS B SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$11.72	$13.49	$14.09	$14.51		$14.59

Income from Investment Operations:
Net Investment Income (Loss)	(0.08)	(0.08)	0.14	(0.10)	(A)	(0.15)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(3.79)	0.35	2.50	(0.16)		1.72

Total from Investment Operations	(3.87)	0.27	2.64	(0.26)		1.57

Less Distributions:
Dividends from Realized Gains	(0.07)	(2.04)	(3.10)	(0.16)		(1.65)
Dividends from Net Investment Income	-	-	(0.14)	-		-

Total Distributions	(0.07)	(2.04)	(3.24)	(0.16)		(1.65)

Net Asset Value at End of Year	$7.78	$11.72	$13.49	$14.09		$14.51

Total Return (B)(C)	(32.95)%	2.22%	18.82%	(1.77)%		10.78%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$4,173	$7,370	$11,750	$16,072		$19,306

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.24%	2.19%	2.27%	2.31%		2.23%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.24%	2.19%	2.27%	2.31%		2.23%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.69)%	(0.57)%	0.69%	(0.70)%		(1.05)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.69)%	(0.57)%	0.69%	(0.70)%		(1.05)%

Portfolio Turnover	110.16%	59.84%	148.02%	44.24%		57.59%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [25]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS C SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.80	$13.58	$14.12	$14.55		$15.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.07)	(0.05)	0.09	(0.10)	(B)	(0.05)	(B)
Net Realized and Unrealized Gain (Loss) on Investments	(3.83)	0.31	2.56	(0.17)		1.25

Total from Investment Operations	(3.90)	0.26	2.65	(0.27)		1.20

Less Distributions:
Dividends from Realized Gains	(0.07)	(2.04)	(3.10)	(0.16)		(1.65)
Dividends from Net Investment Income	-	-	(0.09)	-		-

Total Distributions	(0.07)	(2.04)	(3.19)	(0.16)		(1.65)

Net Asset Value at End of Period	$7.83	$11.80	$13.58	$14.12		$14.55

Total Return (C)(D)	(32.99)%	2.13%	18.80%	(1.84)%		8.02%	(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$3,901	$6,341	$4,054	$2,258		$1,442

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.25%	2.19%	2.27%	2.31%		2.23%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.25%	2.19%	2.27%	2.31%		2.23%	(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.70)%	(0.47)%	0.61%	(0.70)%		(1.05)%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.70)%	(0.47)%	0.61%	(0.70)%		(1.05)%	(F)

Portfolio Turnover	110.16%	59.84%	148.02%	44.24%		57.59%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [26]

LETTER FROM THE MANAGER

December 31, 2008

LARGE / MID CAP VALUE FUND

We are pleased to provide you with our report for the Timothy Plan Large/Mid Cap Value Fund for the year ending December 31, 2008.

This year has been filled with upheaval and the U.S. financial system has been changed forever. The environment of the last several years, where risk premiums and volatility had fallen to historically low levels aided by a glut of excess liquidity, has drastically changed. The new “normal” environment will be characterized by higher risk premiums with increased volatility, lower levels of available credit and deleveraging. The economy is experiencing a dramatic shift into recession and we are witnessing one of the most challenging periods in generations as most investments have struggled and values have fallen sharply.

Since the summer of 2007, we have been faced with one crisis after another, which has prompted the Federal Reserve and Treasury Department to ultimately take unprecedented actions in an attempt to stabilize the financial system and stem the pace of a worldwide economic slowdown. Within this environment, a successful investment is viewed in relative terms. However, at some point, the deleveraging process will be complete and there will be a return to a more normal market environment.

Our management style and philosophy are deeply rooted in our decades old investment philosophy that seeks to deliver a superior rate of return while controlling risk. It remains our firm belief that the discipline of quantifying and managing downside risk is paramount and it shall remain a hallmark of the Westwood investment process. We have always focused on companies that maintain a discipline for managing risk. Looking for high-quality companies that are typically characterized by strong free cash flow generation, declining debt levels, and rising return on equity will continue to define the core of our process.

For the year ending December 31, 2008, the Timothy Plan Large/Mid Cap Value Fund produced a return of -40.05%, while the S&P 500 Index produced a return of -36.99%.

An overweight and strong performance in the Real Estate Investment Trust sector as well as strong security selection in the Financial Services sector aided performance. The best performing securities included Equity Residential in REITs, which was sold mid-year and McAfee Inc., which reported strong demand throughout the year. J.M. Smucker Co. was added during the year, as it showed solid defensive characteristics yet was priced at an attractive level with several positive catalysts ahead. Other names that were positive contributors to performance during the quarter were insurance company Arch Capital Group Ltd., Utility companies FPL Group and American Electric Power Co. and software company CA Inc.

Relative performance was hindered by exposure to Materials & Processing, Health Care and Energy. Within Materials & Processing, Freeport-McMoRan Copper & Gold and Allegheny Technologies sold off in concert with falling metals prices and fears of a global recession. Within Health Care, returns were hurt by our exposure to the drug discovery and medical devices areas, with Thermo Fisher Scientific and Zimmer Holdings having large negative impacts to the portfolio as peers reported lower results and valuations contracted. Other detractors included companies within the Energy sector such as Transocean, which fell on concerns of a reduction in capital expenditures by oil exploration firms.

Through all the volatility, we believe the markets are now less risky and long-term investors can recover and eventually benefit from recent events. Historically, the markets have consistently rewarded investors over the long-term and significant rallies often happen when they are least expected. Therefore, we encourage you, through all of the noise, to remain focused on your long-term priorities. Acting on your behalf, we will honor the trust you have placed in us and will continue to rely upon our disciplined investment process to manage the Fund in a disciplined and prudent fashion.

WESTWOOD MANAGEMENT CORPORATION

Letter From The Manager [27]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN LARGE / MID CAP VALUE FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)

Timothy Money Market Fund	10.37%
Exxon Mobil Corp.	4.50%
Laboratory Corp. of America Holdings	2.64%
Public Storage	2.61%
McAfee, Inc.	2.54%
Covidien, Ltd.	2.54%
Advance Auto Parts, Inc.	2.52%
Emerson Electric Co.	2.52%
Harris Corp.	2.52%
Thermo Fisher Scientific, Inc.	2.52%

35.28%

Industries (% of Net Assets)

Financials	25.99%
Energy	16.43%
Health Care	11.17%
Utilities	10.68%
Short-Term Investments	10.37%
Information Technology	10.00%
Consumer Staples	9.49%
Industrials	6.49%
Consumer Discretionary	5.00%
Liabilities in Excess of Other Assets	(5.62)%

100.00%

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [28]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN LARGE / MID CAP VALUE FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/ 1/ 2008	12/ 31/ 2008	7/ 1/ 2008 through 12/ 31/ 2008

Actual - Class A	$1,000.00	$657.67	$6.86

Hypothetical - Class A	$1,000.00	$1,016.86	$8.35
(5% return before expenses)

Actual - Class B	$1,000.00	$655.38	$5.34

Hypothetical - Class B	$1,000.00	$1,018.68	$6.51
(5% return before expenses)

Actual - Class C	$1,000.00	$655.42	$9.96

Hypothetical - Class C	$1,000.00	$1,013.10	$12.11
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% for Class A, 2.38% for Class B, and 2.39% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (34.23)% for Class A, (34.46)% for Class B, and (34.46)% for Class C for the six-month period of July 1, 2008, to December 31, 2008.

Timothy Plan Top Ten Holdings / Industries [29]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 88.23%

number of shares		market value

	AGRICULTURAL OPERATIONS - 1.00%
15,500	Bunge, Ltd.	$802,435

	BEVERAGES - NON-ALCOHOLIC - 2.00%
99,100	Dr Pepper Snapple Group, Inc. *	1,610,375

	COSMETICS & TOILETRIES - 2.36%
27,700	Colgate-Palmolive Co.	1,898,558

	DENTAL SUPPLIES & EQUIPMENT - 0.99%
28,200	Dentsply International, Inc.	796,368

	ELECTRIC - INTEGRATED - 10.68%
52,200	American Electric Power Co., Inc.	1,737,216
45,400	Dominion Resources, Inc.	1,627,136
33,500	FirstEnergy Corp.	1,627,430
36,500	FPL Group, Inc.	1,837,045
47,700	Southern Co.	1,764,900

		8,593,727

	ELECTRIC PRODUCTS - MISCELLANEOUS - 2.52%
55,400	Emerson Electric Co.	2,028,194

	ENGINEERING/R&D SERVICES - 1.97%
67,900	Foster Wheeler, Ltd. *	1,587,502

	ENTERPRISE SOFTWARE/SERVICES - 4.95%
73,100	BMC Software, Inc. *	1,967,121
108,800	CA, Inc.	2,016,064

		3,983,185

	FOOD - CONFECTIONERY - 2.10%
39,000	The JM Smucker Co.	1,691,040

	INSTRUMENTS - SCIENTIFIC - 2.51%
59,300	Thermo Fisher Scientific, Inc. *	2,020,351

	INSURANCE BROKERS - 2.05%
66,400	Willis Group Holdings, Ltd.	1,652,032

	INTERNET SECURITY - 2.54%
59,100	McAfee, Inc. *	2,043,087

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 8.38%
13,000	BlackRock, Inc.	1,743,950
80,000	Eaton Vance Corp.	1,680,800
26,000	Franklin Resources, Inc.	1,658,280
114,800	Invesco, Ltd.	1,657,712

		6,740,742

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [30]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 88.23% (continued)

number of shares		market value

	MACHINERY - PUMPS - 2.00%
31,200	Flowserve Corp.	$1,606,800

	MEDICAL LABS & TESTING SERVICES - 2.64%
33,000	Laboratory Corp. of America Holdings *	2,125,530

	MEDICAL - WHOLESALE DRUG DISTRIBUTION - 2.49%
58,200	Cardinal Health, Inc.	2,006,154

	MEDICAL PRODUCTS - 2.53%
56,300	Covidien, Ltd.	2,040,312

	MULTI-LINE INSURANCE - 2.03%
30,800	ACE, Ltd.	1,629,936

	OIL COMPANY - EXPLORATION & PRODUCTION - 5.64%
22,700	Apache Corp.	1,691,831
13,100	Devon Energy Corp.	860,801
33,200	Occidental Petroleum Corp.	1,991,668

		4,544,300

	OIL COMPANY - INTEGRATED - 10.78%
32,700	ConocoPhillips	1,693,860
45,400	Exxon Mobil Corp.	3,624,282
62,300	Marathon Oil Corp.	1,704,528
37,300	Murphy Oil Corp.	1,654,255

		8,676,925

	PROPERTY/CASUALTY INSURANCE - 2.17%
24,900	Arch Capital Group, Ltd. *	1,745,490

	REINSURANCE - 2.19%
60,600	Axis Capital Holdings, Ltd.	1,764,672

	RETAIL - AUTO PARTS - 2.52%
60,300	Advance Auto Parts, Inc.	2,029,095

	RETAIL - DISCOUNT - 2.03%
31,100	Costco Wholesale Corp.	1,632,750

	SUPER-REGIONAL BANKS - US - 2.16%
35,400	PNC Financial Services Group, Inc.	1,734,600

	TELECOMMUNICATION EQUIPMENT - 2.52%
53,200	Harris Corp.	2,024,260

	TOYS - 2.47%
124,500	Mattel, Inc.	1,992,000

	Total Common Stocks (cost $82,494,199)	71,000,420

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [31]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

MASTER LIMITED PARTNERSHIPS - 2.06%

number of shares		market value

55,800	Lazard, Ltd. - Class A	$1,659,492

	Total Master Limited Partnerships (cost $2,262,890)	1,659,492

REITs - 4.96%
number of shares		market value

	REITS - HEALTHCARE - 2.35%
68,000	HCP, Inc.	1,888,360

	REITS - STORAGE - 2.61%
26,400	Public Storage	2,098,800

	Total REITs (cost $4,295,328)	3,987,160

SHORT-TERM INVESTMENTS - 10.37%
number of shares		market value

8,346,550	Timothy Plan Money Market Fund, 0.38% (A) (B)	8,346,550

	Total Short-Term Investments (cost $8,346,550)	8,346,550

	TOTAL INVESTMENTS (cost $97,398,967) - 105.62%	$84,993,622

	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.62)%	(4,518,751)

	NET ASSETS - 100.00%	$80,474,871

* Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at December 31, 2008.

(B) Affiliated fund.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [32]

LARGE / MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2008

ASSETS

amount

Investments in Unaffiliated Securities at Value (cost $89,052,417) [NOTE 1]	$76,647,072
Investments in Affiliated Securities at Value (cost $8,346,550) [NOTE 1]	8,346,550
Receivables for:
Fund Shares Sold	241,352
Interest	3,423
Dividends	61,349
Prepaid Expenses	16,125

Total Assets	$85,315,871

LIABILITIES
amount

Payable for Investments Purchased	$4,330,596
Payable for Fund Shares Redeemed	338,624
Payable for Distributions	178
Accrued Advisory Fees	54,837
Accrued 12b-1 Fees Class A	13,931
Accrued 12b-1 Fees Class B	1,911
Accrued 12b-1 Fees Class C	6,880
Accrued Expenses	94,043

Total Liabilities	$4,841,000

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 7,658,566 shares outstanding)	$69,695,242
Net Asset Value and Redemption Price Per Class A Share ($69,695,242 / 7,658,566 shares)	$9.10
Offering Price Per Share ($9.10 / 0.945)	$9.63
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 268,576 shares outstanding)	$2,235,530
Net Asset Value and Offering Price Per Class B Share ($2,235,530 / 268,576 shares)	$8.32
Minimum Redemption Price Per Class B Share ($8.32 * 0.99)	$8.24
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,028,459 shares outstanding)	$8,544,099
Net Asset Value and Offering Price Per Class C Share ($8,544,099 / 1,028,459 shares)	$8.31
Minimum Redemption Price Per Share ($8.31 * 0.99)	$8.23

Net Assets	$80,474,871

SOURCES OF NET ASSETS
amount

At December 31, 2008, Net Assets Consisted of:
Paid-in Capital	$113,813,885
Accumulated Undistributed Net Investment Income	27,959
Accumulated Undistributed Net Realized Gain (Loss) on Investments	(20,961,628)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(12,405,345)

Net Assets	$80,474,871

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [33]

LARGE / MID CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME

amount

Interest on Affiliated Investments	$79,855
Dividends	2,033,093

Total Investment Income	2,112,948

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	943,946
12b-1 Fees (Class A = $236,916, Class B = $42,308, Class C = $120,552) [NOTE 3]	399,776
Fund Accounting, Transfer Agency, & Administration Fees	195,563
Out-of-Pocket Expense	130,384
Registration Fees	34,523
Custodian Fees	26,002
Audit Fees	24,355
Printing Expense	14,403
Trustee Expense	13,339
CCO Fees	9,961
Insurance Expense	4,466
Miscellaneous Expense	827

Total Net Expenses	1,797,545

Net Investment Income (Loss)	315,403

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Capital Gain Dividends from REIT’s	119,453
Net Realized Gain (Loss) on Unaffiliated Investments	(21,143,902)
Change in Unrealized Appreciation/Depreciation of Investments	(34,286,147)

Net Realized and Unrealized Gain (Loss) on Investments	(55,310,596)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(54,995,193)

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [34]

LARGE / MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/08		year ended 12/31/07

Operations:
Net Investment Income (Loss)	$315,403		$963,589
Capital Gain Dividends from REIT’s	119,453		94,669
Net Realized Gain (Loss) on Investments	(21,143,902)		9,372,484
Net Change in Unrealized Appreciation/Depreciation of Investments	(34,286,147)		6,232,108

Net Increase (Decrease) in Net Assets (resulting from operations)	(54,995,193)		16,662,850

Distributions to Shareholders From:
Net Investment Income:
Class A	(261,651)		(974,907)
Class B	(5,389)		(12,990)
Class C	(20,404)		(62,881)
Net Realized Gains:
Class A	(1,032,217)		(6,755,829)
Class B	(38,228)		(427,838)
Class C	(138,289)		(894,168)

Total Distributions	(1,496,178)		(9,128,613)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	43,215,602	*	37,682,954	**
Class B	50,993		149,745
Class C	5,604,263		6,564,189
Dividends Reinvested:
Class A	1,159,102		6,885,837
Class B	40,065		398,079
Class C	114,538		804,848
Cost of Shares Redeemed:
Class A	(30,185,260)		(31,613,048)
Class B	(1,740,640)	*	(1,608,532)	**
Class C	(3,787,995)		(1,328,079)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	14,470,668		17,935,993

Total Increase (Decrease) in Net Assets	(42,020,703)		25,470,230

Net Assets:
Beginning of year	122,495,574		97,025,344

End of year	$80,474,871		$122,495,574

Accumulated Undistributed Net Investment Income	$27,959		$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	3,330,953	*	2,372,294	**
Class B	4,127		10,331
Class C	449,463		447,094
Shares Reinvested:
Class A	133,382		453,612
Class B	5,040		28,434
Class C	14,443		57,613
Shares Redeemed:
Class A	(2,512,832)		(2,002,383)
Class B	(157,284)	*	(109,857)	**
Class C	(328,671)		(89,822)

Net Increase (Decrease) in Number of Shares Outstanding	938,621		1,167,316

*	Includes automatic conversion of Class B shares ($826,012 representing 75,819 shares) to Class A shares ($826,012 representing 69,567 shares).
**	Includes automatic conversion of Class B shares ($434,662 representing 29,227 shares) to Class A shares ($434,662 representing 26,988 shares).

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [35]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND - CLASS A SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$15.48	$14.31	$12.99	$12.68		$11.66

Income from Investment Operations:
Net Investment Income (Loss)	0.05	0.15	0.16	0.02	(A)	(0.01) (	A)
Net Realized and Unrealized Gain (Loss) on Investments	(6.26)	2.26	2.24	2.44		1.03

Total from Investment Operations	(6.21)	2.41	2.40	2.46		1.02

Less Distributions:
Dividends from Realized Gains	(0.14)	(1.08)	(0.90)	(2.15)		-
Dividends from Net Investment Income	(0.03)	(0.16)	(0.16)	-	*	-
Distributions from Return of Capital	-	-	(0.02)	-		-

Total Distributions	(0.17)	(1.24)	(1.08)	(2.15)		-

Net Asset Value at End of Year	$9.10	$15.48	$14.31	$12.99		$12.68

Total Return (B)(C)	(40.05)%	17.02%	18.41%	19.42%		8.75%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$69,695	$103,828	$84,203	$51,753		$43,120

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.51%	1.44%	1.51%	1.55%		1.52%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.51%	1.44%	1.51%	1.55%		1.52%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.39%	0.99%	1.20%	0.15%		(0.11)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.39%	0.99%	1.20%	0.15%		(0.11)%

Portfolio Turnover	76.74%	47.52%	52.16%	129.22%		29.09%

*	Distribution amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [36]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND - CLASS B SHARES
	year ended 12/31/08		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$14.27		$13.26	$12.10	$12.02		$11.14

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)	(A)	0.04	0.05	(0.08)	(A)	(0.10) (A)
Net Realized and Unrealized Gain (Loss) on Investments	(5.75)		2.08	2.08	2.31		0.98

Total from Investment Operations	(5.79)		2.12	2.13	2.23		0.88

Less Distributions:
Dividends from Realized Gains	(0.14)		(1.08)	(0.90)	(2.15)		-
Dividends from Net Investment Income	(0.02)		(0.03)	(0.05)	-		-
Distributions from Return of Capital	-		-	(0.02)	-		-

Total Distributions	(0.16)		(1.11)	(0.97)	(2.15)		-

Net Asset Value at End of Year	$8.32		$14.27	$13.26	$12.10		$12.02

Total Return (B)(C)	(40.55)%		16.21%	17.54%	18.56%		7.90%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,236		$5,945	$6,470	$6,496		$5,642

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.24%		2.19%	2.26%	2.30%		2.27%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.24%		2.19%	2.26%	2.30%		2.27%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.37)%		0.24%	0.28%	(0.60)%		(0.86)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.37)%		0.24%	0.28%	(0.60)%		(0.86)%

Portfolio Turnover	76.74%		47.52%	52.16%	129.22%		29.09%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [37]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND - CLASS C SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$14.24	$13.28	$12.12	$12.04		$11.05

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)	0.02	0.07	(0.08)	(B)	(0.04)	(B)
Net Realized and Unrealized Gain (Loss) on Investments	(5.73)	2.10	2.08	2.31		1.03

Total from Investment Operations	(5.77)	2.12	2.15	2.23		0.99

Less Distributions:
Dividends from Realized Gains	(0.14)	(1.08)	(0.90)	(2.15)		-
Dividends from Net Investment Income	(0.02)	(0.08)	(0.07)	-		-
Distributions from Return of Capital	-	-	(0.02)	-		-

Total Distributions	(0.16)	(1.16)	(0.99)	(2.15)		-

Net Asset Value at End of Period	$8.31	$14.24	$13.28	$12.12		$12.04

Total Return (C)(D)	(40.49)%	16.13%	17.63%	18.53%		8.96%	(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$8,544	$12,722	$6,353	$2,774		$1,174

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.26%	2.19%	2.25%	2.30%		2.27%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.26%	2.19%	2.25%	2.30%		2.27%	(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.35)%	0.18%	0.53%	(0.60)%		(0.86)%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.35)%	0.18%	0.53%	(0.60)%		(0.86)%	(F)

Portfolio Turnover	76.74%	47.52%	52.16%	129.22%		29.09%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [38]

LETTER FROM THE MANAGER

December 31, 2008

FIXED INCOME FUND

Early 2008 saw significant problems in low quality mortgage securities and the housing industry. The negative impact to the financial industry initiated a slowdown in U.S. and global economies that become a full-blown recession as 2008 came to an end. The economy suffers as housing remains in a downward spiral, retail sales in December were twice as bad as estimated, and manufacturing activity has hit the proverbial brick wall. The auto industry may be the first of many to follow the financial sector in securing a temporary bankruptcy reprieve funded by tax payers. The decline in the economy is most profound in the devastating loss of over 2.6 million jobs during the year. The length and depth of this recession is now the primary source of concern in the market.

With the private economy and financial institutions in trouble, the government’s response has been aggressive on the monetary front with promised fiscal stimulus in the works. After the decision December 16th to lower the Federal Funds Target Rate to a range of 0.00% to 0.25%, the Federal Reserve continued to focus on utilizing and creating every available tool at their disposal. As the “flight to quality” pushed U.S. Treasury rates to historic lows, the sector generated a 13.7% return in 2008 according to Barclays indices. The Treasury rally drove yields into uncharted territory with 3 month T-Bills ending the year at 0.08% and shorter maturities actually trading at negative rates. The benchmark U.S. Treasury 10 year note spent most of the year trading between 3.5% and 4.0% before dropping sharply in the fourth quarter to close the year at only 2.06%.

On the other hand, investment grade corporate bond yield spreads moved higher to levels last witnessed in 1933. The fear of risk in the financial system drove yields higher as the Barclays investment grade corporate index ended 2008 at 7.5% some 595 basis points above the U.S. Treasury sector. We believe this represents an opportunity to find fundamentally sound corporate issuers at great values.

Timothy Plan Fixed Income Fund Class A shares outperformed the Morningstar median by 423 basis points in 2008 with a return of (0.05%) vs. (4.28%) for the median Intermediate Fund. The challenge over the past year has been in preserving capital. Although the Timothy Plan Fixed Income Fund achieved a favorable position within the peer universe, returns lagged the Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index). The primary reason was an underweight in Treasuries that generated a 13.7% return as reported by Barclays vs. an over-weight in corporate bonds that generated a (4.9%) return in the Barclays Index.

The portfolio is structured to generate an income advantage compared to the Barclays Capital U.S. Aggregate Bond Index primarily from an over-weight in corporate bonds. A defensive structure is seen in the AA average credit quality and average maturity of 5.1 years. The portfolio increased the allocation in the Treasury sector to Treasury Inflation Protected Securities in the fourth quarter to 8%. The portfolio has no exposure to subprime loans or commercial mortgage-backed securities, and the mortgage holdings are Government National Mortgage Association issues having the full faith and credit of the U.S. Treasury.

BARROW, HANLEY, MEWHINNEY & STRAUSS

Letter From The Manager [39]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN FIXED INCOME FUND

FUND PROFILE (unaudited):

Top Ten Holdings
(% of Net Assets)

GNMA Pool 4072, 5.50%, 1/20/2038	6.07%
Timothy Plan Money Market Fund	4.38%
GNMA Pool 3939, 5.00%, 1/20/2037	4.06%
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2014	4.02%
GNMA Pool 4058, 5.00%, 12/20/2037	3.95%
U.S. Treasury Inflation Indexed Bond, 2.50%, 7/15/2016	3.85%
GNMA Pool 3865, 6.00%, 6/20/2036	3.61%
U.S. Treasury Bond, 5.00%, 5/15/2037	3.49%
GNMA Pool 3625, 6.00%, 10/20/2034	3.30%
U.S. Treasury Bond, 12.5%, 8/15/2014	3.23%

39.96%

Industries
(% of Net Assets)

Mortgage Securities	38.05%
Government	22.72%
Financials	8.76%
Energy	8.70%
Utilities	6.59%
Industrials	4.68%
Short-Term Investments	4.38%
Materials	1.97%
Information Technology	1.63%
Health Care	1.18%
Other Assets Less Liabilities	1.34%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [40]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN FIXED INCOME FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2008	12/31/2008	7/1/2008 through 12/31/2008

Actual - Class A	$1,000.00	$993.57	$6.28

Hypothetical - Class A	$1,000.00	$1,018.83	$6.36
(5% return before expenses)

Actual - Class B	$1,000.00	$990.55	$10.09

Hypothetical - Class B	$1,000.00	$1,014.99	$10.22
(5% return before expenses)

Actual - Class C	$1,000.00	$990.10	$10.19

Hypothetical - Class C	$1,000.00	$1,014.90	$10.32
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A, 2.02% for Class B, and 2.04% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of -0.64% for Class A, -0.94% for Class B, and -0.99% for Class C for the six-month period of July 1, 2008, to December 31, 2008.

Timothy Plan Top Ten Holdings / Industries [41]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

BONDS AND NOTES - 94.28%

par value		market value

	CORPORATE BONDS - 33.51%
$750,000	Anadarko Finance Co., 6.75%, 05/01/2011	$750,665
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	771,517
750,000	CIT Group, Inc., 5.00%, 02/13/2014	545,674
500,000	Covidien International Finance S.A., 5.45%, 10/15/2012	489,597
910,000	CRH America, Inc., 6.00%, 09/30/2016	567,515
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	916,118
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	451,993
900,000	ERP Operating LP, 5.125%, 03/15/2016	637,642
750,000	FedEx Corp., 5.50%, 08/15/2009	750,915
250,000	International Paper Co., 4.25%, 01/15/2009	249,915
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	654,196
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	640,542
250,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/2009	251,652
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	513,755
500,000	Oneok, Inc., 5.20%, 06/15/2015	414,499
500,000	PC Financial Partnership, 5.00%, 11/15/2014	418,550
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	237,550
750,000	PSI Energy, Inc., 6.05%, 06/15/2016	748,855
750,000	Simon Property Group LP, 5.75%, 12/01/2015	490,523
750,000	SLM Corp., 4.00%, 01/15/2010	679,055
500,000	Transocean, Inc., 6.00%, 03/15/2018	456,180
750,000	Tyco Electronics Group S.A., 6.00%, 10/01/2012	677,125
300,000	Unitrin, Inc., 4.875%, 11/01/2010	271,824
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	653,162
750,000	Willis North America, Inc., 6.20%, 03/28/2017	520,345
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	139,735

	Total Corporate Bonds (cost $16,142,736)	13,899,099

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.77%
1,000,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,154,430
198,541	GNMA Pool 3584, 6.00%, 07/20/2034	204,912
450,467	GNMA Pool 3612, 6.50%, 09/20/2034	471,966
1,326,785	GNMA Pool 3625, 6.00%, 10/20/2034	1,368,886
539,810	GNMA Pool 3637, 5.50%, 11/20/2034	556,180
840,544	GNMA Pool 3665, 5.50%, 01/20/2035	865,627
444,817	GNMA Pool 3679, 6.00%, 02/20/2035	458,859
1,123,511	GNMA Pool 3711, 5.50%, 05/20/2035	1,157,039
1,452,269	GNMA Pool 3865, 6.00%, 06/20/2036	1,498,090
1,111,150	GNMA Pool 3910, 6.00%, 10/20/2036	1,146,208
1,641,318	GNMA Pool 3939, 5.00%, 01/20/2037	1,685,095
1,595,701	GNMA Pool 4058, 5.00%, 12/20/2037	1,638,262
2,446,180	GNMA Pool 4072, 5.50%, 01/20/2038	2,518,230

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [42]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

BONDS AND NOTES - 94.28% (continued)

par value		market value

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.77% (continued)
$68,118	GNMA Pool 585163, 5.00%, 02/15/2018	$71,501
76,252	GNMA Pool 585180, 5.00%, 02/15/2018	80,039
75,621	GNMA Pool 592492, 5.00%, 03/15/2018	79,376
61,527	GNMA Pool 599821, 5.00%, 01/15/2018	64,583
916,150	GNMA Pool 604182, 5.50%, 04/15/2033	946,994
745,674	GNMA Pool 663776, 6.50%, 01/15/2037	776,892
186,597	GNMA Pool 781694, 6.00%, 12/15/2031	193,515
1,250,000	U.S. Treasury Bond, 12.5%, 08/15/2014	1,338,184
300,000	U.S. Treasury Bond, 5.375%, 02/15/2031	412,312
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,449,219
1,758,720	U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/2014	1,666,938
1,609,125	U.S. Treasury Inflation Indexed Bond, 2.50%, 07/15/2016	1,596,931
1,050,000	U.S. Treasury Note, 4.75%, 05/15/2014	1,235,966
500,000	U.S. Treasury Note, 3.875%, 05/15/2018	570,313

	Total U.S. Government & Agency Obligations (cost $24,005,410)	25,206,547

	Total Bonds and Notes (cost $40,148,146)	39,105,646

SHORT TERM INVESTMENTS - 4.38%
number of shares		market value

1,819,144	Timothy Plan Money Market Fund, 0.38% (A) (B)	1,819,144

	Total Short-Term Investments (cost $1,819,144)	1,819,144

	TOTAL INVESTMENTS (cost $41,967,290) - 98.66%	$40,924,790

	OTHER ASSETS LESS LIABILITIES - 1.34%	554,578

	NET ASSETS - 100.00%	$41,479,368

(A) Variable rate security; the rate shown represents the yield at December 31, 2008.

(B) Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [43]

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2008

ASSETS
amount
Investments in Unaffiliated Securities at Value (cost $40,148,146) [NOTE 1]	$39,105,646
Investments in Affiliated Securities at Value (cost $1,819,144) [NOTE 1]	1,819,144
Receivables for:
Interest	421,897
Fund Shares Sold	436,631
Prepaid Expenses	11,622

Total Assets	$41,794,940

LIABILITIES
amount

Payable for Fund Shares Redeemed	$242,818
Accrued Advisory Fees	15,635
Accrued 12b-1 Fees Class A	7,821
Accrued 12b-1 Fees Class B	1,033
Accrued 12b-1 Fees Class C	2,426
Accrued Expenses	45,839

Total Liabilities	$315,572

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,907,743 shares outstanding)	$37,366,899
Net Asset Value and Redemption Price Per Class A Share ($37,366,899 / 3,907,743 shares)	$9.56
Offering Price Per Share ($9.56 / 0.955)	$10.01
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 132,549 shares outstanding)	$1,229,680
Net Asset Value and Offering Price Per Class B Share ($1,229,680 / 132,549 shares)	$9.28
Minimum Redemption Price Per Class B Share ($9.28 * 0.99)	$9.19
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 310,605 shares outstanding)	$2,882,789
Net Asset Value and Offering Price Per Class C Share ($2,882,789 / 310,605 shares)	$9.28
Minimum Redemption Price Per Share ($9.28 * 0.99)	$9.19

Net Assets	$41,479,368

SOURCES OF NET ASSETS
amount

At December 31, 2008, Net Assets Consisted of:
Paid-in Capital	$44,174,661
Accumulated Undistributed Net Investment Income	720
Accumulated Net Realized Gain (Loss) on Investments	(1,653,513)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(1,042,500)

Net Assets	$41,479,368

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [44]

FIXED INCOME FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME
amount

Interest on Unaffiliated Investments	$2,592,912
Interest on Affiliated Investments	51,996

Total Investment Income	2,644,908

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	294,056
12b-1 Fees (Class A = $111,814, Class B = $14,885, Class C = $27,951) [NOTE 3]	154,650
Fund Accounting, Transfer Agency, & Administration Fees	86,977
Out-of-Pocket Expense	52,779
Registration Fees	26,966
Custodian Fees	11,660
Audit Fees	10,592
Miscellaneous Expense	8,238
Printing Expense	6,354
Trustee Fees	5,837
CCO Fees	4,325
Insurance Expense	1,978

Total Expenses	664,412

Fees Waived by Adviser	(73,514)

Total Net Expenses	590,898

Net Investment Income	2,054,010

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(988,457)
Change in Unrealized Appreciation/Depreciation of Investments	(1,280,539)

Net Realized and Unrealized (Loss) on Investments	(2,268,996)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(214,986)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [45]

FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/08		year ended 12/31/07

Operations:
Net Investment Income (Loss)	$2,054,010		$2,039,013
Net Realized Gain (Loss) on Investments	(988,457)		7,734
Change in Unrealized Appreciation/Depreciation of Investments	(1,280,539)		303,475

Net Increase (Decrease) in Net Assets (resulting from operations)	(214,986)		2,350,222

Distributions to Shareholders From:
Net Investment Income:
Class A	(1,899,067)		(1,888,174)
Class B	(53,131)		(98,490)
Class C	(101,092)		(105,639)

Total Distributions	(2,053,290)		(2,092,303)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	16,330,862	*	15,931,332	**
Class B	200,402		5,513
Class C	1,644,103		1,174,029
Dividends Reinvested:
Class A	1,755,420		1,725,714
Class B	45,365		78,291
Class C	84,663		87,251
Cost of Shares Redeemed:
Class A	(23,998,355)		(11,547,204)
Class B	(910,988)	*	(923,283)	**
Class C	(1,567,477)		(1,454,401)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(6,416,005)		5,077,242

Total Increase (Decrease) in Net Assets	(8,684,281)		5,335,161

Net Assets:
Beginning of year	50,163,649		44,828,488

End of year	$41,479,368		$50,163,649

Accumulated Undistributed Net Investment Income	$720		$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,643,240	*	1,598,004	**
Class B	21,569		569
Class C	173,695		121,089
Shares Reinvested:
Class A	179,043		174,453
Class B	4,761		8,142
Class C	8,898		9,079
Shares Redeemed:
Class A	(2,456,337)		(1,158,035)
Class B	(94,932)	*	(95,863)	**
Class C	(165,113)		(149,711)

Net Increase (Decrease) in Number of Shares Outstanding	(685,176)		507,727

*	Includes automatic conversion of Class B shares ($357,407 representing 37,235 shares) to Class A shares ($357,407 representing 36,109 shares).
**	Includes automatic conversion of Class B shares ($91,918 representing 9,421 shares) to Class A shares ($91,918 representing 9,149 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [46]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.99	$9.94	$10.06	$10.32		$10.31

Income from Investment Operations:
Net Investment Income (Loss)	0.43	0.44	0.42	0.34	(A)	0.34	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)	0.06	(0.12)	(0.23)		0.01

Total from Investment Operations	-	0.50	0.30	0.11		0.35

Less Distributions:
Dividends from Net Investment Income	(0.43)	(0.45)	(0.41)	(0.34)		(0.34)
Dividends from Net Realized Gains	-	-	(0.01)	(0.03)		-

Total Distributions	(0.43)	(0.45)	(0.42)	(0.37)		(0.34)

Net Asset Value at End of Year	$9.56	$9.99	$9.94	$10.06		$10.32

Total Return (B)(C)	(0.05)%	5.19%	3.11%	1.11%		3.44%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$37,367	$45,371	$39,023	$29,402		$23,131

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.29%	1.21%	1.32%	1.31%		1.31%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.14%	1.06%	1.35%	1.35%		1.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.11%	4.33%	4.42%	3.33%		3.49%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.26%	4.48%	4.39%	3.29%		3.45%

Portfolio Turnover	35.01%	44.98%	76.28%	39.46%		35.95%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [47]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.70	$9.66	$9.81	$10.06		$10.08

Income from Investment Operations:
Net Investment Income (Loss)	0.35	0.37	0.36	0.25	(A)	0.27	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)	0.05	(0.15)	(0.20)		(0.01)

Total from Investment Operations	(0.06)	0.42	0.21	0.05		0.26

Less Distributions:
Dividends from Net Investment Income	(0.36)	(0.38)	(0.35)	(0.27)		(0.28)
Dividends from Net Realized Gains	-	-	(0.01)	(0.03)		-

Total Distributions	(0.36)	(0.38)	(0.36)	(0.30)		(0.28)

Net Asset Value at End of Year	$9.28	$9.70	$9.66	$9.81		$10.06

Total Return (B)(C)	(0.66)%	4.47%	2.20%	0.47%		2.57%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$1,230	$1,951	$2,786	$3,126		$3,839

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.04%	1.93%	1.99%	2.07%		2.06%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.89%	1.78%	2.10%	2.10%		2.10%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.34%	3.62%	3.74%	2.57%		2.74%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.49%	3.77%	3.63%	2.54%		2.70%

Portfolio Turnover	35.01%	44.98%	76.28%	39.46%		35.95%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [48]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS C SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.69	$9.66	$9.78	$10.04		$10.15

Income from Investment Operations:
Net Investment Income (Loss)	0.33	0.37	0.33	0.25	(B)	0.26	(B)
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	0.04	(0.12)	(0.20)		(0.05)

Total from Investment Operations	(0.07)	0.41	0.21	0.05		0.21

Less Distributions:
Dividends from Net Investment Income	(0.34)	(0.38)	(0.32)	(0.28)		(0.32)
Dividends from Net Realized Gains	-	-	(0.01)	(0.03)		-

Total Distributions	(0.34)	(0.38)	(0.33)	(0.31)		(0.32)

Net Asset Value at End of Period	$9.28	$9.69	$9.66	$9.78		$10.04

Total Return (C)(D)	(0.72)%	4.37%	2.26%	0.47%		2.12%	(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,883	$2,842	$3,019	$1,927		$907

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.06%	1.96%	2.10%	2.07%		2.06%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.91%	1.81%	2.10%	2.10%		2.10%	(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.33%	3.59%	3.64%	2.57%		2.74%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.48%	3.74%	3.64%	2.54%		2.70%	(F)

Portfolio Turnover	35.01%	44.98%	76.28%	39.46%		35.95%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [49]

LETTER FROM THE MANAGER

December 31, 2008

AGGRESSIVE GROWTH FUND

Over the last twelve months, the portfolio was able to track the performance of the index, but in absolute terms, it was still disappointing for both the portfolio and small/mid cap growth managers as a whole. Active managers didn’t fare much better with the Lipper Small-Cap Growth Index losing 42.62% and the Lipper Mid-Cap Growth Index down 44.04%.

Small cap stocks lost the least amount of ground in 2008. The Russell 2000 was down 33.79%, while the Russell 1000 and Midcap Indexes trailed at -37.60% and -41.46%, respectively. Stylistically, Growth stocks lagged Value at all market cap levels after outperforming by a wide margin in 2007. Our top performing sectors in relation to the benchmark during 2008 were Financial Services, Technology and Business Services. Energy, Basic Industry and Capital Spending lagged the index.

For 2009, we are forecasting an environment conducive to growth stock investing: economies that stabilize and transition to positive growth, new winners and losers among companies, consolidation within industry sectors, appealing earnings growth and valuation expansion. We can’t say when this will occur, nor identify all the obstacles that could arise in the interim.

Accordingly, we continue to adjust and position the portfolio as opportunities present themselves, focusing not just on survivors but on the eventual “thrivers,” those with products and franchises built to weather the storm and pick up speed in the next period of expansion.

CHARTWELL INVESTMENT PARTNERS, LP

Letter From The Manager [50]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)

The Geo Group, Inc.	3.38%
Timothy Plan Money Market Fund	3.17%
DeVry, Inc.	2.87%
American Tower Corp. - Class A	2.37%
Dollar Tree, Inc.	2.12%
Ametek, Inc.	2.02%
Mettler Toledo International, Inc.	2.02%
Concur Technologies, Inc.	1.85%
Range Resources Corp.	1.79%
Amphenol Corp. - Class A	1.76%

23.35%

Industries (% of Net Assets)

Information Technology	30.84%
Health Care	17.04%
Industrials	15.68%
Financials	13.18%
Consumer Discretionary	7.80%
Energy	6.52%
Short-Term Investments	3.17%
Materials	2.40%
Telecommunication	2.37%
Consumer Staples	0.67%
Other Assets Less Liabilities	0.33%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [51]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2008	12/31/2008	7/1/2008 through 12/31/2008

Actual - Class A	$1,000.00	$606.12	$8.02

Hypothetical - Class A	$1,000.00	$1,015.14	$10.07
(5% return before expenses)

Actual - Class B	$1,000.00	$605.17	$11.02

Hypothetical - Class B	$1,000.00	$1,011.41	$13.81
(5% return before expenses)

Actual - Class C	$1,000.00	$605.86	$11.09

Hypothetical - Class C	$1,000.00	$1,011.33	$13.89
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.99% for Class A, 2.73% for Class B, and 2.75% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (39.39)% for Class A, (39.48)% for Class B, and (39.41)% for Class C for the six-month period of July 1, 2008, to December 31, 2008.

Timothy Plan Top Ten Holdings / Industries [52]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 95.05.%

number of shares		market value

	AGRICULTURAL CHEMICALS - 0.48%
3,800	Intrepid Potash, Inc. *	$78,926

	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.76%
14,980	Titan International, Inc.	123,585

	COAL - 0.96%
5,500	Consol Energy, Inc.	157,190

	COMMERCIAL BANKS - SOUTHERN U.S. - 0.65%
3,600	Bank of the Ozarks, Inc.	106,704

	COMMERCIAL SERVICES - 1.50%
1,575	Alliance Data Systems Corp. *	73,285
1,375	HMS Holdings Corp. *	43,340
6,458	Quanta Services, Inc. *	127,868

		244,493

	COMMERCIAL SERVICES - FINANCIAL - 4.04%
4,150	BankRate, Inc. *	157,700
1,820	Global Payments, Inc.	59,678
3,835	Heartland Payment Systems, Inc.	67,112
8,175	Lender Processing Services, Inc.	240,754
9,772	Net 1 UEPS Technologies, Inc. *	133,876

		659,120

	COMPUTER AIDED DESIGN - 2.17%
8,850	Ansys, Inc. *	246,826
8,560	Parametric Technology Corp. *	108,284

		355,110

	COMPUTER MEMORY DEVICES - 1.39%
4,178	Data Domain, Inc. *	78,546
7,495	NetApp, Inc. *	104,705
6,670	Netezza Corp. *	44,289

		227,540

	COMPUTER SERVICES - 3.72%
6,215	CACI International, Inc. - Class A *	280,234
9,025	Cognizant Technology Solutions Corp. - Class A *	162,991
7,105	Syntel, Inc.	164,268

		607,493

	CONSULTING SERVICES - 3.58%
4,995	FTI Consulting, Inc. *	223,177
6,000	Navigant Consulting, Inc. *	95,220
13,650	SAIC, Inc. *	265,902

		584,299

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [53]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 95.05% (continued)

number of shares		market value

	CONTAINERS - PAPER/PLASTIC - 1.08%
7,100	Pactiv Corp. *	$176,648

	COSMETICS & TOILETRIES - 0.67%
1,525	Chattem, Inc. *	109,083

	DENTAL SUPPLIES & EQUIPMENT - 0.39%
6,050	Sirona Dental Systems, Inc. *	63,525

	DIAGNOSTIC EQUIPMENT - 0.24%
1,500	Immucor, Inc. *	39,870

	DIAGNOSTIC KITS - 0.16%
1,040	Meridian Bioscience, Inc.	26,489

	DISTRIBUTION/WHOLESALE - 1.15%
13,665	FGX International Holdings, Ltd. *	187,757

	DIVERSIFIED MANUFACTURING OPERATIONS - 0.64%
3,786	Harsco Corp.	104,796

	ELECTRIC PRODUCTS - MISCELLANEOUS - 2.02%
10,938	Ametek, Inc.	330,437

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.31%
11,000	Broadcom Corp. - Class A *	186,670
4,550	Microsemi Corp. *	57,512
6,255	Netlogic Microsystems, Inc. *	137,673
8,950	Xilinx, Inc.	159,489

		541,344

	ELECTRONIC CONNECTORS - 1.76%
11,964	Amphenol Corp. - Class A	286,897

	ELECTRONIC MEASURING INSTRUMENTS - 1.57%
2,410	Axsys Technologies, Inc. *	132,213
4,050	Flir Systems, Inc. *	124,254

		256,467

	ENGINEERING/R&D SERVICES - 1.44%
6,515	Stanley, Inc. *	235,973

	ENTERPRISE SOFTWARE/SERVICES - 4.48%
24,528	Ariba, Inc. *	176,847
9,190	Concur Technologies, Inc. *	301,616
18,425	Informatica Corp. *	252,975

		731,438

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [54]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 95.05% (continued)

number of shares		market value

	ENVIRONMENTAL CONSULTING & ENGINEERING - 1.71%
11,537	Tetra Tech, Inc. *	$278,619

	FINANCE - INVESTMENT BANKER/BROKER - 2.32%
5,570	Interactive Brokers Group, Inc.*	99,647
6,075	Stifel Financial Corp. *	278,539

		378,186

	HOSPITAL BEDS/EQUIPMENT - 0.51%
5,090	Hill-Rom Holdings, Inc.	83,781

	INDUSTRIAL GASES - 0.84%
3,500	Airgas, Inc.	136,465

	INSTRUMENTS - CONTROLS - 2.02%
4,890	Mettler Toledo International, Inc. *	329,586

	INSTRUMENTS - SCIENTIFIC - 0.79%
3,500	Waters Corp. *	128,275

	INTERNET APPLICATIONS SOFTWARE - 0.47%
4,260	Vocus, Inc. *	77,575

	INTERNET INFRASTRUCTURE SOFTWARE - 0.28%
2,025	F5 Networks, Inc. *	46,292

	INTERNET SECURITY - 1.28%
6,040	McAfee Inc. *	208,803

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 0.54%
5,200	Federated Investors, Inc. - Class B	88,192

	MACHINERY - PUMPS - 0.89%
2,819	Flowserve Corp.	145,178

	MEDICAL - BIOMEDICAL/GENE - 2.22%
5,270	Alexion Pharmaceuticals, Inc. *	190,721
1,500	OSI Pharmaceuticals, Inc. *	58,575
1,800	United Therapeutics Corp. *	112,590

		361,886

	MEDICAL - DRUGS - 2.17%
2,990	Cephalon, Inc. *	230,350
14,433	Eurand NV *	124,268

		354,618

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [55]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 95.05% (continued)

number of shares		market value

	MEDICAL - GENERIC DRUGS - 1.05%
5,320	Perrigo Co.	$171,889

	MEDICAL - OUTPATIENT/HOME MEDICAL CARE - 1.52%
3,200	Amedisys, Inc. *	132,288
3,975	Gentiva Health Services, Inc. *	116,308

		248,596

	MEDICAL - WHOLESALE DRUG DISTRIBUTION - 0.42%
1,925	AmerisourceBergen Corp.	68,645

	MEDICAL LABS & TESTING SERVICES - 0.47%
3,931	Icon plc (ADR) *	77,401

	MEDICAL PRODUCTS - 2.21%
1,100	Haemonetics Corp. *	62,150
6,610	Henry Shein, Inc. *	242,521
2,625	Luminex Corp. *	56,070

		360,741

	MEDICAL STERILIZATION PRODUCTS - 0.45%
3,100	STERIS Corp.	74,059

	METAL PROCESSORS & FABRICATION - 0.34%
2,742	RBC Bearings, Inc. *	55,608

	MULTI-LINE INSURANCE - 0.56%
3,400	HCC Insurance Holdings, Inc.	90,950

	OIL - FIELD SERVICES - 1.58%
16,230	Superior Energy Services, Inc. *	258,544

	OIL COMPANY - EXPLORATION & PRODUCTION - 2.56%
2,675	Comstock Resources, Inc. *	126,394
8,501	Range Resources Corp.	292,349

		418,743

	OIL FIELD MACHINERY & EQUIPMENT - 1.41%
9,431	National Oilwell Varco, Inc. *	230,494

	PATIENT MONITORING EQUIPMENT - 1.99%
4,275	CardioNet, Inc. *	105,379
7,389	Masimo Corp. *	220,414

		325,793

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [56]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 95.05% (continued)

number of shares		market value

	PHARMACY SERVICES - 0.78%
5,200	Catalyst Health Solutions, Inc. *	$126,620

	PHYSICAL THERAPY/REHAB CENTERS - 0.46%
2,700	Psychiatric Solutions, Inc. *	75,195

	PRINTING - COMMERCIAL - 0.78%
6,885	VistaPrint, Ltd. *	128,130

	PRIVATE CORRECTIONS - 3.38%
30,620	The Geo Group, Inc. *	552,079

	PROPERTY/CASUALTY INSURANCE - 0.51%
4,725	Fidelity National Financial, Inc. - Class A	83,869

	REINSURANCE - 5.40%
3,300	Allied World Assurance Co. Holdings, Ltd.	133,980
4,800	IPC Holdings, Ltd.	143,520
3,850	PartnerRe, Ltd.	274,390
4,300	Platinum Underwriters Holdings, Ltd.	155,144
6,700	Validus Holdings, Ltd.	175,272

		882,306

	RETAIL - APPAREL/SHOE - 0.92%
1,800	Aeropostale, Inc. *	28,980
5,600	The Childrens Place Retail Stores, Inc. *	121,408

		150,388

	RETAIL - DISCOUNT - 2.12%
8,280	Dollar Tree, Inc. *	346,104

	RETAIL - PAWN SHOPS - 0.60%
6,400	Ezcorp, Inc. - Class A *	97,344

	RETAIL - RESTAURANTS - 0.74%
15,520	Texas Roadhouse, Inc. - Class A *	120,280

	SAVINGS & LOANS/THRIFTS - EASTERN U.S. - 1.16%
3,500	Astoria Financial Corp.	57,680
7,350	People’s United Financial, Inc.	131,050

		188,730

	SCHOOLS - 2.87%
8,180	DeVry, Inc.	469,614

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [57]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 95.05% (continued)

number of shares		market value

	TELECOMMUNICATION EQUIPMENT - 2.30%
2,025	Comtech Telecommunications Corp. *	$92,785
12,555	Nice Systems, Ltd. (ADR) *	282,111

		374,896

	THERAPEUTICS - 0.94%
5,050	BioMarin Pharmaceutical, Inc. *	89,890
4,500	Isis Pharmaceuticals, Inc. *	63,810

		153,700

	TRANSPORTATION - AIR FREIGHT - 0.96%
8,330	Atlas Air Worldwide Holdings, Inc. *	157,437

	WIRELESS EQUIPMENT - 2.37%
13,190	American Tower Corp. - Class A *	386,731

	Total Common Stocks (cost $18,204,817)	15,527,526

MASTER LIMITED PARTNERSHIPS - 1.45%
number of shares		market value

7,941	Lazard, Ltd. - Class A	236,165

	Total Master Limited Partnerships (cost $292,236)	236,165

SHORT TERM INVESTMENTS - 3.17%
number of shares		market value

518,126	Timothy Plan Money Market Fund, 0.38% (A) (B)	518,126

	Total Short-Term Investments (cost $518,126)	518,126

	TOTAL INVESTMENTS (cost $19,015,179) - 99.67%	$16,281,817

	OTHER ASSETS LESS LIABILITIES - 0.33%	53,956

	NET ASSETS - 100.00%	$16,335,773

(ADR) American Depositary Receipt.

* Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at December 31, 2008.

(B) Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [58]

AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2008

ASSETS
amount
Investments in Unaffiliated Securities at Value (cost $18,497,053) [NOTE 1]	$15,763,691
Investments in Affiliated Securities at Value (cost $518,126) [NOTE 1]	518,126
Receivables for:
Investments Sold	151,677
Fund Shares Sold	99,073
Interest	390
Dividends	2,713
Prepaid Expenses	12,408

Total Assets	$16,548,078

LIABILITIES
amount

Payable for Investments Purchased	$123,887
Payable for Fund Shares Redeemed	47,639
Accrued Advisory Fees	11,160
Accrued 12b-1 Fees Class A	2,946
Accrued 12b-1 Fees Class B	416
Accrued 12b-1 Fees Class C	1,036
Accrued Expenses	25,221

Total Liabilities	$212,305

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,929,180 shares outstanding)	$14,574,553
Net Asset Value and Redemption Price Per Class A Share ($14,574,553 / 3,929,180 shares)	$3.71
Offering Price Per Share ($3.71 / 0.945)	$3.93
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 141,885 shares outstanding)	$488,989
Net Asset Value and Offering Price Per Class B Share ($488,989 / 141,885 shares)	$3.45
Minimum Redemption Price Per Class B Share ($3.45 * 0.99)	$3.42
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 368,174 shares outstanding)	$1,272,231
Net Asset Value and Offering Price Per Class C Share ($1,272,231 / 368,174 shares)	$3.46
Minimum Redemption Price Per Share ($3.46 * 0.99)	$3.43

Net Assets	$16,335,773

SOURCES OF NET ASSETS
amount

At December 31, 2008, Net Assets Consisted of:
Paid-in Capital	$26,657,362
Accumulated Undistributed Net Realized Gain (Loss) on Investments	(7,588,227)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(2,733,362)

Net Assets	$16,335,773

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [59]

AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$22,474
Dividends	71,461

Total Investment Income	93,935

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	204,332
12b-1 Fees (Class A = $53,323, Class B = $8,247, Class C = $18,852) [NOTE 3]	80,422
Fund Accounting, Transfer Agency, & Administration Fees	42,697
Out-of-Pocket Expense	37,315
Registration Fees	24,972
Custodian Fees	23,797
Audit Fees	5,278
Miscellaneous Expense	5,173
Printing Expense	3,111
Trustee Fees	2,907
CCO Fees	2,148
Insurance Expense	853

Total Net Expenses	433,005

Net Investment Income (Loss)	(339,070)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(7,557,154)
Net Increase from Payments by Affiliates [NOTE 4]	24,684
Change in Unrealized Appreciation/Depreciation of Investments	(5,095,846)

Net Realized and Unrealized Gain (Loss) on Investments	(12,628,316)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,967,386)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [60]

AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/08		year ended 12/31/07

Operations:
Net Investment Income (Loss)	$(339,070)		$(288,823)
Net Realized Gain (Loss) on Investments	(7,557,154)		3,055,958
Net Increase from Payments by Affiliates [NOTE 4]	24,684		-
Net Change in Unrealized Appreciation/Depreciation of Investments	(5,095,846)		(713,394)

Net Increase (Decrease) in Net Assets (resulting from operations)	(12,967,386)		2,053,741

Distributions to Shareholders From:
Net Realized Gains:
Class A	(42,783)		(2,436,130)
Class B	(1,613)		(119,047)
Class C	(4,029)		(245,732)

Total Distributions	(48,425)		(2,800,909)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	7,041,334	*	8,677,760
Class B	3,577		2,250
Class C	343,835		601,086
Dividends Reinvested:
Class A	42,015		2,356,131
Class B	1,381		101,485
Class C	3,918		225,263
Cost of Shares Redeemed:
Class A	(5,038,562)		(9,581,967)
Class B	(144,927)	*	(231,161)
Class C	(306,988)		(368,948)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	1,945,583		1,781,899

Total Increase (Decrease) in Net Assets	(11,070,228)		1,034,731

Net Assets:
Beginning of year	27,406,001		26,371,270

End of year	$16,335,773		$27,406,001

Accumulated Undistributed Net Investment Income	$-		$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,298,923	*	1,134,927
Class B	624		280
Class C	68,482		84,165
Shares Reinvested:
Class A	11,929		351,662
Class B	422		16,186
Class C	1,195		35,870
Shares Redeemed:
Class A	(916,790)		(1,244,805)
Class B	(30,246)	*	(32,039)
Class C	(58,719)		(52,200)

Net Increase (Decrease) in Number of Shares Outstanding	375,820		294,046

*	Includes automatic conversion of Class B shares ($16,599 representing 4,811 shares) to Class A shares ($16,599 representing 4,474 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [61]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/08		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.80		$7.04	$7.38	$6.95		$6.34

Income from Investment Operations:
Net Investment Income (Loss)	(0.07)		(0.06)	(0.08)	(0.09)	(A)	(0.07)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(3.01)		0.59	0.65	0.70		0.68

Total from Investment Operations	(3.08)		0.53	0.57	0.61		0.61

Less Distributions:
Dividends from Realized Gains	(0.01)		(0.77)	(0.91)	(0.18)		-

Total Distributions	(0.01)		(0.77)	(0.91)	(0.18)		-

Net Asset Value at End of Year	$3.71		$6.80	$7.04	$7.38		$6.95

Total Return (B)(C)	(45.27)%		7.66%	7.50%	8.73%		9.62%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$14,575		$24,041	$23,187	$18,403		$16,453

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.72%		1.52%	1.59%	1.59%		1.66%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.72%		1.55%	1.60%	1.60%		1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.33)%		(0.94)%	(1.17)%	(1.32)%		(1.38)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.33)%		(0.97)%	(1.18)%	(1.33)%		(1.32)%

Portfolio Turnover	243.59%	(D)	58.55%	96.39%	102.63%		102.46%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [62]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

	year ended 12/31/08		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.36		$6.68	$7.09	$6.74		$6.19

Income from Investment Operations:
Net Investment Income (Loss)	(0.12)		(0.12)	(0.14)	(0.14)	(A)	(0.13)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(2.78)		0.57	0.64	0.67		0.68

Total from Investment Operations	(2.90)		0.45	0.50	0.53		0.55

Less Distributions:
Dividends from Realized Gains	(0.01)		(0.77)	(0.91)	(0.18)		-

Total Distributions	(0.01)		(0.77)	(0.91)	(0.18)		-

Net Asset Value at End of Year	$3.45		$6.36	$6.68	$7.09		$6.74

Total Return (B)(C)	(45.57)%		6.87%	6.83%	7.82%		8.89%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$489		$1,088	$1,247	$1,392		$1,519

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.45%		2.26%	2.32%	2.34%		2.41%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.45%		2.29%	2.35%	2.35%		2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.06)%		(1.70)%	(1.90)%	(2.07)%		(2.13)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.06)%		(1.73)%	(1.93)%	(2.08)%		(2.07)%

Portfolio Turnover	243.59%	(D)	58.55%	96.39%	102.63%		102.46%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [63]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS C SHARES

	year ended 12/31/08		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.37		$6.69	$7.11	$6.75		$6.24

Income from Investment Operations:
Net Investment Income (Loss)	(0.11)		(0.10)	(0.11)	(0.14)	(B)	(0.06)	(B)
Net Realized and Unrealized Gain (Loss) on Investments	(2.79)		0.55	0.60	0.68		0.57

Total from Investment Operations	(2.90)		0.45	0.49	0.54		0.51

Less Distributions:
Dividends from Realized Gains	(0.01)		(0.77)	(0.91)	(0.18)		-

Total Distributions	(0.01)		(0.77)	(0.91)	(0.18)		-

Net Asset Value at End of Period	$3.46		$6.37	$6.69	$7.11		$6.75

Total Return (C)(D)	(45.50)%		6.86%	6.65%	7.96%		8.17%	(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,272		$2,277	$1,937	$1,358		$690

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.47%		2.27%	2.35%	2.34%		2.41%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.47%		2.30%	2.35%	2.35%		2.35%	(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.08)%		(1.70)%	(1.94)%	(2.07)%		(2.13)%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.08)%		(1.73)%	(1.94)%	(2.08)%		(2.07)%	(F)

Portfolio Turnover	243.59%	(G)	58.55%	96.39%	102.63%		102.46%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [64]

LETTER FROM THE MANAGER

December 31, 2008

LARGE / MID CAP GROWTH FUND

It was a difficult year for most investment styles and asset classes throughout most markets around the world. Even though we performed well relative to the index, the portfolio and benchmark struggled on an absolute-basis for the full year. Active management, in general, performed poorly against broader indexes and, in particular, active growth managers struggled most against their benchmarks when compared to other styles.

Where possible, investors retreated to value as the economy slipped into crisis and formerly high growth, and sometimes highly valued, companies suffered the most performance compression. In other words, some of what worked the best in 2007 performed the worst in 2008.

Our top performing sectors in relation to the benchmark during 2008 were Energy, Business Services and Technology. Consumer Staples, Capital Spending and Basic Industry lagged the index. A selection that added value was SandRidge Energy Inc. (SD), an explorer and developer of oil and gas properties in the U.S., moved higher along with commodity prices in the first and second quarters of the year. Fortunately, we liquidated our position in June, while the stock subsequently dropped 91% in the second half of the year.

We are mindful that the economy may have an exceedingly long road to climb out of its present state of recession. Many rightly are concerned at what level of earnings the indices will stabilize, when that will occur and at what multiple to capitalize them. Our feeling is that direction is probably more important than magnitude at this point. If credit markets move toward normalization, our belief is that corporate interest rates will fall and the equity market will rise.

CHARTWELL INVESTMENT PARTNERS, LP

Letter From The Manager [65]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

FUND PROFILE (unaudited):

Top Ten Holdings
(% of Net Assets)

Exxon Mobil Corp.	6.78%
Paychex, Inc.	5.97%
Lowe’s Companies, Inc.	5.47%
Timothy Plan Money Market Fund	3.57%
Medco Health Solutions, Inc.	3.50%
Colgate-Palmolive Co.	2.84%
T. Rowe Price Group, Inc.	2.62%
L-3 Communications Holdings, Inc.	2.57%
Occidental Petroleum Corp.	2.24%
DeVry, Inc.	2.18%

37.74%

Industries
(% of Net Assets)

Information Technology	19.84%
Health Care	19.31%
Energy	15.29%
Financials	12.42%
Consumer Discretionary	11.90%
Industrials	11.79%
Short-Term Investments	3.57%
Consumer Staples	2.85%
Materials	1.76%
Telecommunication	1.58%
Liabilities in Excess of Other Assets	(0.31)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [66]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2008	12/31/2008	7/1/2008 through 12/31/2008

Actual - Class A	$1,000.00	$710.17	$7.37

Hypothetical - Class A	$1,000.00	$1,016.52	$8.69
(5% return before expenses)

Actual - Class B	$1,000.00	$708.93	$10.53

Hypothetical - Class B	$1,000.00	$1,012.81	$12.40
(5% return before expenses)

Actual - Class C	$1,000.00	$709.43	$10.57

Hypothetical - Class C	$1,000.00	$1,012.77	$12.44
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.71% for Class A, 2.45% for Class B, and 2.46% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (28.98)% for Class A, (21.11)% for Class B, and (29.06)% for Class C for the six-month period of July 1, 2008, to December 31, 2008.

Timothy Plan Top Ten Holdings / Industries [67]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 95.56%

number of shares		market value

	AGRICULTURAL CHEMICALS - 0.24%
4,050	Intrepid Potash, Inc. *	$84,118

	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.81%
15,830	Johnson Controls, Inc.	287,473

	COAL - 0.51%
6,275	Consol Energy, Inc.	179,340

	COMMERCIAL SERVICE - FINANCIAL - 7.93%
2,530	Global Payments, Inc.	82,959
20,800	Lender Processing Services, Inc.	612,560
80,570	Paychex, Inc.	2,117,380

		2,812,899

	COMMERCIAL SERVICES - 1.00%
2,360	Alliance Data Systems Corp. *	109,811
12,376	Quanta Services, Inc. *	245,045

		354,856

	COMPUTER AIDED DESIGN - 1.29%
16,465	Ansys, Inc. *	459,209

	COMPUTER MEMORY DEVICES - 0.64%
16,150	NetApp, Inc. *	225,615

	COMPUTER SERVICES - 0.54%
10,625	Cognizant Technology Solutions Corp. - Class A *	191,888

	CONSULTING SERVICES - 2.52%
9,581	FTI Consulting, Inc. *	428,079
23,900	SAIC, Inc. *	465,572

		893,651

	CONTAINERS - PAPER/PLASTIC - 0.80%
11,475	Pactiv Corp. *	285,498

	COSMETICS & TOILETRIES - 2.84%
14,720	Colgate-Palmolive Co.	1,008,909

	DATA PROCESSING/MANAGEMENT - 0.85%
19,130	SEI Investments Co.	300,532

	DIALYSIS CENTERS - 1.17%
8,360	DaVita, Inc. *	414,405

	DISPOSABLE MEDICAL PRODUCTS - 2.01%
8,480	C.R. Bard, Inc.	714,525

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [68]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 95.56% (continued)

number of shares		market value

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.10%
9,800	Danaher Corp.	$554,778
6,927	Harsco Corp.	191,739

		746,517

	ELECTRIC PRODUCTS - MISCELLANEOUS - 1.61%
18,919	Ametek, Inc.	571,543

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.21%
17,305	Broadcom Corp. - Class A *	293,666
24,550	Nvidia Corp. *	198,118
25,975	ON Semiconductor Corp. *	88,315
11,525	Xilinx, Inc.	205,375

		785,474

	ELECTRONIC CONNECTORS - 1.44%
21,322	Amphenol Corp. - Class A	511,302

	ELECTRONIC MEASURING INSTRUMENTS - 0.72%
8,375	Flir Systems, Inc. *	256,945

	ELECTRONICS - MILITARY - 2.57%
12,350	L-3 Communications Holdings, Inc.	911,183

	FINANCE - INVESTMENT BANKER/BROKER - 0.57%
11,265	Interactive Brokers Group, Inc. - Class A *	201,531

	INDUSTRIAL GASES - 0.72%
6,550	Airgas, Inc.	255,385

	INSTRUMENTS - CONTROL - 1.60%
8,425	Mettler Toledo International, Inc. *	567,845

	INSTRUMENTS - SCIENTIFIC - 2.15%
16,060	Thermo Fisher Scientific, Inc. *	547,164
5,850	Waters Corp. *	214,403

		761,567

	INTERNET INFRASTRUCTURE SOFTWARE - 0.26%
4,000	F5 Networks, Inc. *	91,440

	INTERNET SECURITY - 1.17%
11,975	McAfee, Inc. *	413,976

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 5.21%
9,560	Franklin Resources, Inc.	609,737
14,135	Legg Mason, Inc.	309,698
26,250	T. Rowe Price Group, Inc.	930,300

		1,849,735

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [69]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 95.56% (continued)

number of shares		market value

	LIFE/HEALTH INSURANCE - 1.15%
8,890	Aflac, Inc.	$407,518

	MACHINERY - PUMPS - 0.70%
4,821	Flowserve Corp.	248,282

	MEDICAL - BIOMEDICAL/GENE - 1.33%
8,920	Alexion Pharmaceuticals, Inc. *	322,815
2,410	United Therapeutics Corp. *	150,745

		473,560

	MEDICAL - DRUGS - 1.07%
4,935	Cephalon, Inc. *	380,192

	MEDICAL - GENERIC DRUGS - 0.97%
10,610	Perrigo Co.	342,809

	MEDICAL - WHOLESALE DRUG DISTRIBUTION - 0.21%
2,075	AmerisourceBergen Corp.	73,995

	MEDICAL INSTRUMENTS - 1.45%
15,565	St. Jude Medical, Inc. *	513,022

	MEDICAL LABS & TESTING SERVICES - 2.15%
11,850	Laboratory Corp. of America Holdings *	763,258

	MEDICAL PRODUCTS - 2.04%
11,088	Henry Schein, Inc. *	406,819
7,830	Zimmer Holdings, Inc. *	316,489

		723,308

	MULTI-LINE INSURANCE - 0.47%
6,275	HCC Insurance Holdings, Inc.	167,856

	OIL - FIELD SERVICES - 1.30%
28,965	Superior Energy Services, Inc. *	461,412

	OIL COMPANIES - EXPLORATION & PRODUCTION - 3.69%
13,240	Occidental Petroleum Corp.	794,268
14,936	Range Resources Corp.	513,649

		1,307,917

	OIL COMPANIES - INTEGRATED - 8.47%
30,130	Exxon Mobil Corp.	2,405,278
36,010	StatoilHydro ASA (ADR)	599,927

		3,005,205

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [70]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 95.56% (continued)

number of shares		market value

	OIL FIELD MACHINERY & EQUIPMENT - 1.83%
11,140	Cameron International Corp. *	$228,370
17,217	National-Oilwell Varco, Inc. *	420,783

		649,153

	PHARMACY SERVICES - 4.32%
5,275	Express Scripts, Inc. *	290,019
29,630	Medco Health Solutions, Inc. *	1,241,793

		1,531,812

	PRINTING - COMMERCIAL - 0.68%
12,976	VistaPrint, Ltd. *	241,483

	PRIVATE CORRECTIONS - 1.60%
31,400	The Geo Group, Inc. *	566,142

	PROPERTY/CASUALTY INSURANCE - 0.25%
5,025	Fidelity National Financial, Inc. - Class A	89,194

	REINSURANCE - 2.09%
6,675	PartnerRe, Ltd.	475,727
7,400	Platinum Underwriters Holdings, Ltd.	266,992

		742,719

	RETAIL - AUTO PARTS - 1.21%
14,000	O’Reilly Automotive, Inc. *	430,360

	RETAIL - BUILDING PRODUCTS - 5.47%
90,170	Lowe’s Companies, Inc.	1,940,458

	RETAIL - DISCOUNT - 1.72%
14,570	Dollar Tree, Inc. *	609,026

	SAVINGS & LOANS/THRIFTS - EASTERN U.S. - 0.65%
12,975	People’s United Financial, Inc.	231,344

	SCHOOLS - 2.18%
13,464	DeVry, Inc.	772,968

	TELECOMMUNICATION EQUIPMENT - 1.05%
16,550	Nice Systems, Ltd. (ADR) *	371,878

	THERAPEUTICS - 0.45%
8,925	BioMarin Pharmaceutical, nc. *	158,865

	WIRELESS EQUIPMENT - 1.58%
19,147	American Tower Corp. - Class A *	561,390

	Total Common Stocks (cost $41,004,216)	33,902,487

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [71]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

MASTER LIMITED PARTNERSHIPS - 1.18%

number of shares		market value

14,013	Lazard, Ltd. - Class A	$416,747

	Total Master Limited Partnerships (cost $538,091)	416,747

SHORT-TERM INVESTMENTS - 3.57%
number of shares		market value
1,268,104	Timothy Plan Money Market Fund, 0.38% (A) (B)	$1,268,104

	Total Short-Term Investments (cost $1,268,104)	1,268,104

	TOTAL INVESTMENTS (cost $42,810,411) - 100.31%	$35,587,338

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.31)%	(110,799)

	NET ASSETS - 100.00%	$35,476,539

*Non-income producing securities.

(ADR) American Depositary Receipt.

(A) Variable rate security; the rate shown represents the yield at December 31, 2008.

(B) Affiliated fund.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [72]

LARGE / MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2008

ASSETS

amount

Investments in Unaffiliated Securities at Value (cost $41,542,307) [NOTE 1]	$34,319,234
Investments in Affiliated Securities at Value (cost $1,268,104) [NOTE 1]	1,268,104
Receivables for:
Investments Sold	84,639
Fund Shares Sold	110,365
Dividends	15,919
Interest	668
Prepaid Expenses	15,412

Total Assets	$35,814,341

LIABILITIES
amount

Payable for Investments Purchased	$165,633
Payable for Fund Shares Redeemed	96,292
Accrued Advisory Fees	24,802
Accrued 12b-1 Fees Class A	6,685
Accrued 12b-1 Fees Class B	838
Accrued 12b-1 Fees Class C	1,599
Accrued Expenses	41,953

Total Liabilities	$337,802

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 7,409,188 shares outstanding)	$32,484,169
Net Asset Value and Redemption Price Per Class A Share ($32,484,169 / 7,409,188 shares)	$4.38
Offering Price Per Share ($4.38/ 0.945)	$4.63
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 248,704 shares outstanding)	$1,021,770
Net Asset Value and Offering Price Per Class B Share ($1,021,770 / 248,704 shares)	$4.11
Minimum Redemption Price Per Class B Share ($4.11* 0.99)	$4.07
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 478,939 shares outstanding)	$1,970,600
Net Asset Value and Offering Price Per Class C Share ($1,970,600 / 478,939 shares)	$4.11
Minimum Redemption Price Per Share ($4.11 * 0.99)	$4.07

Net Assets	$35,476,539

SOURCES OF NET ASSETS
amount

At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$52,296,504
Accumulated Net Realized Gain (Loss) on Investments	(9,596,892)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(7,223,073)

Net Assets	$35,476,539

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [73]

LARGE / MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$41,980
Dividends	402,475

Total Investment Income	444,455

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	409,706
12b-1 Fees (Class A = $110,009, Class B = $15,180, Class C = $26,792) [NOTE 3]	151,981
Fund Accounting, Transfer Agency, & Administration Fees	85,066
Out-of-Pocket Expense	62,973
Registration Fees	24,764
Custodian Fees	20,549
Audit Fees	10,512
Printing Expense	6,021
Trustee Fees	5,732
CCO Fees	5,508
Insurance Expense	1,829
Miscellaneous Expense	440

Total Expenses	785,081

Net Investment Income (Loss)	(340,626)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(7,879,763)
Change in Unrealized Appreciation/Depreciation of Investments	(12,968,068)

Net Realized and Unrealized Gain (Loss) on Investments	(20,847,831)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,188,457)

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [74]

LARGE / MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/08	year ended 12/31/07

Operations:
Net Investment Income (Loss)	$(340,626)	$(270,411)
Net Realized Gain (Loss) on Investments	(7,879,763)	6,418,965
Change in Unrealized Appreciation/Depreciation of Investments	(12,968,068)	(2,180,509)

Net Increase (Decrease) in Net Assets (resulting from operations)	(21,188,457)	3,968,045

Distributions to Shareholders From:
Net Realized Gains:
Class A	(61,850)	(5,198,735)
Class B	(2,112)	(196,179)
Class C	(4,038)	(313,091)

Total Distributions	(68,000)	(5,708,005)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	15,166,919	18,312,526
Class B	17,054	22,736
Class C	775,006	1,307,432
Dividends Reinvested:
Class A	56,381	4,726,540
Class B	1,861	169,167
Class C	3,555	274,366
Cost of Shares Redeemed:
Class A	(16,452,855)	(33,943,282)
Class B	(288,063)	(408,268)
Class C	(761,081)	(483,913)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(1,481,223)	(10,022,696)

Total Increase (Decrease) in Net Assets	(22,737,680)	(11,762,656)

Net Assets:
Beginning of year	58,214,219	69,976,875

End of year	$35,476,539	$58,214,219

Accumulated Undistributed Net Investment Income	$-	$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	2,613,667	2,375,173
Class B	3,097	2,996
Class C	134,417	179,541
Shares Reinvested:
Class A	13,424	692,026
Class B	474	26,227
Class C	902	42,471
Shares Redeemed:
Class A	(2,941,853)	(4,378,224)
Class B	(52,411)	(55,188)
Class C	(131,734)	(66,397)

Net Increase (Decrease) in Number of Shares Outstanding	(360,017)	(1,181,375)

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [75]

LARGE / MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS A SHARES

	year ended 12/31/08		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.89		$7.25	$6.92	$6.69		$6.17

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		(0.03)	(0.04)	(0.05)	(A)	(0.05)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(2.46)		0.39	0.37	0.28		0.57

Total from Investment Operations	(2.50)		0.36	0.33	0.23		0.52

Less Distributions:
Dividends from Realized Gains	(0.01)		(0.72)	-	-		-

Total Distributions	(0.01)		(0.72)	-	-		-

Net Asset Value at End of Year	$4.38		$6.89	$7.25	$6.92		$6.69

Total Return (B)(C)	(36.30)%		5.09%	4.77%	3.44%		8.43%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$32,484		$53,183	$65,510	$53,901		$36,869

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.56%		1.46%	1.52%	1.60%		1.55%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.56%		1.46%	1.53%	1.60%		1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.64)%		(0.37)%	(0.56)%	(0.80)%		(0.95)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.64)%		(0.37)%	(0.57)%	(0.80)%		(1.00)%

Portfolio Turnover	176.94%	(D)	44.62%	60.46%	38.61%		60.25%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [76]

LARGE / MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS B SHARES

	year ended 12/31/08		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.50		$6.94	$6.68	$6.50		$6.04

Income from Investment Operations:
Net Investment Income (Loss)	(0.08)		(0.08)	(0.09)	(0.10)	(A)	(0.11)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(2.30)		0.36	0.35	0.28		0.57

Total from Investment Operations	(2.38)		0.28	0.26	0.18		0.46

Less Distributions:
Dividends from Realized Gains	(0.01)		(0.72)	-	-		-

Total Distributions	(0.01)		(0.72)	-	-		-

Net Asset Value at End of Year	$4.11		$6.50	$6.94	$6.68		$6.50

Total Return (B)(C)	(36.63)%		4.16%	3.89%	2.77%		7.62%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$1,022		$1,935	$2,245	$2,307		$2,688

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30%		2.21%	2.26%	2.35%		2.30%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30%		2.21%	2.28%	2.35%		2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.38)%		(1.10)%	(1.31)%	(1.55)%		(1.70)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.38)%		(1.10)%	(1.33)%	(1.55)%		(1.75)%

Portfolio Turnover	176.94%	(D)	44.62%	60.46%	38.61%		60.25%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [77]

LARGE / MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS C SHARES

	year ended 12/31/08		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04 (A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.51		$6.95	$6.69	$6.52		$6.22

Income from Investment Operations:
Net Investment Income (Loss)	(0.08)		(0.07)	(0.07)	(0.08)	(B)	(0.05)	(B)
Net Realized and Unrealized Gain (Loss) on Investments	(2.31)		0.35	0.33	0.25		0.35

Total from Investment Operations	(2.39)		0.28	0.26	0.17		0.30

Less Distributions:
Dividends from Realized Gains	(0.01)		(0.72)	-	-		-

Total Distributions	(0.01)		(0.72)	-	-		-

Net Asset Value at End of Period	$4.11		$6.51	$6.95	$6.69		$6.52

Total Return (C)(D)	(36.73)%		4.15%	3.89%	2.61%		4.82%	(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,971		$3,097	$2,222	$1,496		$967

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.31%		2.22%	2.27%	2.35%		2.30%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.31%		2.22%	2.27%	2.35%		2.35%	(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.39)%		(1.12)%	(1.31)%	(1.55)%		(1.70)%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.39)%		(1.12)%	(1.31)%	(1.55)%		(1.75)%	(F)

Portfolio Turnover	176.94%	(G)	44.62%	60.46%	38.61%		60.25%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [78]

LETTER FROM THE MANAGER

December 31, 2008

STRATEGIC GROWTH FUND

Dear Strategic Growth Fund Shareholder,

As I stated in my President’s Letter at the front of this report, 2008 was, by far, the worst year – in terms of financial market performance – in modern history. Your Strategic Growth Fund is a compilation of several of Timothy’s underlying funds and, as such, its performance is directly related to the performance of those underlying funds. As a review, your specific asset mix is approximately as follows:

• Large/Mid Cap Value Fund	20.0%
• Small Cap Value Fund	12.5%
• Large/Mid Cap Growth Fund	20.0%
• Aggressive Growth Fund	12.5%
• International Fund	25.0%
• High Yield Bond Fund	10.0%

Since your performance is so directly related to our underlying funds, you will be pleased to know that we have completed our efforts to upgrade the managers of all our funds and, in my opinion, all of our funds are now managed by firms that are as good as, if not better than, any mutual fund family in the industry. Please refer to each individual manager’s comments within this report for more detailed information as to why the funds under their responsibility performed as they did.

For what it is worth, all of our various managers believe we are either at or very near the bottom of this violent market. If they are right, as I believe they are – although no one can know for sure, then the potential rewards for current and new investments could far outweigh the risks. We fully expect 2009 to be rather rocky but also believe we could see a sustained recovery begin sometime during the last half of the year. As you well know, however, no one can guarantee future results. The one thing I can assure you of is that every one of our managers will be working very hard on your behalf.

ARTHUR D. ALLY

President, The Timothy Plan

Letter From The Manager [79]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN STRATEGIC GROWTH FUND

FUND PROFILE (unaudited):

Asset Allocation
(% of Net Assets)

International	24.79%
Large/Mid Cap Value	20.13%
Large/Mid Cap Growth	20.07%
Small Cap Value	12.70%
Aggressive Growth	12.65%
High Yield Bond	9.91%
Short-Term Investments	0.40%
Liabilities in Excess of Other Assets	(0.65)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [80]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN STRATEGIC GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2008	12/31/2008	7/1/2008 through 12/31/2008

Actual - Class A	$1,000.00	$650.32	$4.62

Hypothetical - Class A	$1,000.00	$1,019.54	$5.65
(5% return before expenses)

Actual - Class B	$1,000.00	$646.51	$7.68

Hypothetical - Class B	$1,000.00	$1,015.81	$9.40
(5% return before expenses)

Actual - Class C	$1,000.00	$647.41	$7.73

Hypothetical - Class C	$1,000.00	$1,015.76	$9.45
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% for Class A, 1.86% for Class B, and 1.87% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (34.97)% for Class A, (35.35)% for Class B, and (35.26)% for Class C for the six-month period of July 1, 2008, to December 31, 2008.

Timothy Plan Top Ten Holdings / Industries [81]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

MUTUAL FUNDS (A) - 100.25%

number of shares		market value

1,308,186	Timothy Plan Aggressive Growth Fund	$4,853,371
610,744	Timothy Plan High Yield Bond Fund	3,804,937
1,606,927	Timothy Plan International Fund	9,513,010
1,758,612	Timothy Plan Large/Mid Cap Growth Fund	7,702,722
848,871	Timothy Plan Large/Mid Cap Value Fund	7,724,726
548,696	Timothy Plan Small Cap Value Fund	4,872,416

	Total Mutual Funds (cost $61,771,719)	38,471,182

SHORT-TERM INVESTMENTS - 0.40%
number of shares		market value

151,319	Timothy Plan Money Market, 0.38% (A) (B)	151,319

	Total Short-Term Investments (cost $151,319)	151,319

	Total Investments (cost $61,923,038) - 100.65%	$38,622,501

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.65)%	(248,271)

	TOTAL NET ASSETS - 100.00%	$38,374,230

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at December 31, 2008.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [82]

STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2008

ASSETS

amount

Investments in Afflilated Securities at Value (cost $61,923,038) [NOTE 1]	$38,622,501
Receivables for:
Investments Sold	131,386
Fund Shares Sold	11,815
Interest	41
Prepaid Expenses	14,451

Total Assets	$38,780,194

LIABILITIES
amount

Payable for Investments Purchased	$231,386
Payable for Fund Shares Redeemed	104,784
Accrued Advisory Fees	20,273
Accrued 12b-1 Fees Class B	3,981
Accrued 12b-1 Fees Class C	3,937
Accrued Expenses	41,603

Total Liabilities	$405,964

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 5,239,012 shares outstanding)	$25,439,661
Net Asset Value and Redemption Price Per Class A Share ($25,439,661 / 5,239,012 shares)	$4.86
Offering Price Per Share ($4.86 / 0.945)	$5.14
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,405,836 shares outstanding)	$6,511,116
Net Asset Value and Offering Price Per Class B Share ($6,511,116 / 1,405,836 shares)	$4.63
Minimum Redemption Price Per Class B Share ($4.63 * 0.99)	$4.58
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,391,453 shares outstanding)	$6,423,453
Net Asset Value and Offering Price Per Class C Share ($6,423,453 / 1,391,453 shares)	$4.62
Minimum Redemption Price Per Share ($4.62* 0.99)	$4.57

Net Assets	$38,374,230

SOURCES OF NET ASSETS
amount

At December 31, 2008, Net Assets Consisted of:
Paid-in Capital	$64,021,237
Accumulated Undistributed Net Realized Gain (Loss) on Investments	(2,346,470
Net Unrealized Appreciation (Depreciation) in Value of Investments	(23,300,537)

Net Assets	$38,374,230

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [83]

STRATEGIC GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME

amount

Interest on Affiliated Investments	$1,347
Dividends on Affiliated Investments	652,645

Total Investment Income	653,992

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	374,071
12b-1 Fees (Class B = $81,487, Class C = $67,727) [NOTE 3]	149,214
Fund Accounting, Transfer Agency, & Administration Fees	102,713
Out-of-Pocket Expense	36,558
Registration Fees	27,994
Custodian Fees	15,817
Audit Fees	12,658
Printing Expense	7,339
Trustee Fees	6,967
CCO Fees	5,201
Insurance Expense	2,451

Total Net Expenses	740,983

Net Investment Income (Loss)	(86,991)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Affiliated Investments	(2,291,137)
Capital Gain Distributions from Affiliated Funds	94,136
Change in Unrealized Appreciation/Depreciation of Investments	(25,435,252)

Net Realized and Unrealized Gain (Loss) on Investments	(27,632,253)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,719,244)

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [84]

STRATEGIC GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/08	year ended 12/31/07

Operations:
Net Investment Income (Loss)	$(86,991)	$511,879
Net Realized Gain (Loss) on Investments	(2,291,137)	6,565,375
Capital Gain Distributions from Affiliated Funds	94,136	3,251,955
Net Change in Unrealized Appreciation/Depreciation of Investments	(25,435,252)	(4,039,020)

Net Increase (Decrease) in Net Assets (resulting from operations)	(27,719,244)	6,290,189

Distributions to Shareholders From:
Net Investment Income:
Class A	(426,205)	(405,747)
Class B	(34,098)	(18,421)
Class C	(46,567)	(28,235)
Net Realized Gains:
Class A	(2,393,506)	(6,021,247)
Class B	(647,982)	(2,063,406)
Class C	(641,388)	(1,404,504)

Total Distributions	(4,189,746)	(9,941,560)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	8,353,300	10,300,074
Class B	40,771	15,469
Class C	3,061,956	3,622,211
Dividends Reinvested:
Class A	2,708,511	6,126,626
Class B	664,039	1,970,773
Class C	649,068	1,321,604
Cost of Shares Redeemed:
Class A	(8,908,535)	(6,913,320)
Class B	(2,618,810)	(3,430,584)
Class C	(1,952,558)	(2,065,721)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	1,997,742	10,947,132

Total Increase (Decrease) in Net Assets	(29,911,248)	7,295,761

Net Assets:
Beginning of year	68,285,478	60,989,717

End of year	$38,374,230	$68,285,478

Accumulated Undistributed Net Investment Income	$—	$506,728

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,069,597	992,053
Class B	5,849	1,553
Class C	401,854	365,100
Shares Reinvested:
Class A	577,508	679,983
Class B	148,555	229,161
Class C	145,531	153,854
Shares Redeemed:
Class A	(1,257,672)	(661,415)
Class B	(382,517)	(335,910)
Class C	(287,154)	(204,654)

Net Increase (Decrease) in Number of Shares Outstanding	421,551	1,219,725

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [85]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.12	$9.69	$9.18	$8.64		$8.10

Income from Investment Operations:
Net Investment Income (Loss)	0.01	0.10	0.14	(0.10)	(A)	(0.05)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(3.66)	0.90	0.82	0.64		0.71

Total from Investment Operations	(3.65)	1.00	0.96	0.54		0.66

Less Distributions:
Dividends from Realized Gains	(0.52)	(1.47)	(0.40)	-	*	(0.12)
Dividends from Net Investment Income	(0.09)	(0.10)	(0.05)	-		-

Total Distributions	(0.61)	(1.57)	(0.45)	-		(0.12)

Net Asset Value at End of Year	$4.86	$9.12	$9.69	$9.18		$8.64

Total Return (B)(C)	(39.82)%	10.45%	10.41%	6.25%		8.09%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$25,440	$44,231	$37,204	$26,451		$21,019

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.03%	1.00%	1.07%	1.11%		1.13%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.03%	1.00%	1.07%	1.15%		1.15%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	0.12%	1.10%	1.49%	(1.10)%		(0.74)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	0.12%	1.10%	1.49%	(1.14)%		(0.76)%

Portfolio Turnover	16.61%	45.00%	10.55%	1.61%		0.46%

*	Distributions amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [86]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$8.70	$9.30	$8.85	$8.39		$7.92

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)	0.01	0.05	(0.16)	(A)	(0.12)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(3.48)	0.87	0.80	0.62		0.71

Total from Investment Operations	(3.52)	0.88	0.85	0.46		0.59

Less Distributions:
Dividends from Realized Gains	(0.52)	(1.47)	(0.40)	-	*	(0.12)
Dividends from Net Investment Income	(0.03)	(0.01)	-	-		-

Total Distributions	(0.55)	(1.48)	(0.40)	-		(0.12)

Net Asset Value at End of Year	$4.63	$8.70	$9.30	$8.85		$8.39

Total Return (B)(C)	(40.33)%	9.65%	9.53%	5.49%		7.39%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$6,511	$14,219	$16,177	$17,467		$18,535

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.77%	1.74%	1.81%	1.86%		1.88%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.77%	1.74%	1.82%	1.90%		1.90%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	(0.70)%	0.06%	0.44%	(1.85)%		(1.49)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	(0.70)%	0.06%	0.43%	(1.89)%		(1.51)%

Portfolio Turnover	16.61%	45.00%	10.55%	1.61%		0.46%

*	Distributions amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [87]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS C SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.70	$9.31	$8.86	$8.39		$8.03

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)	0.03	0.06	(0.16)	(B)	(0.05)	(B)
Net Realized and Unrealized Gain (Loss) on Investments	(3.47)	0.86	0.79	0.63		0.53

Total from Investment Operations	(3.52)	0.89	0.85	0.47		0.48

Less Distributions:
Dividends from Realized Gains	(0.52)	(1.47)	(0.40)	-	*	(0.12)
Dividends from Net Investment Income	(0.04)	(0.03)	-	-		-

Total Distributions	(0.56)	(1.50)	(0.40)	-		(0.12)

Net Asset Value at End of Period	$4.62	$8.70	$9.31	$8.86		$8.39

Total Return (C)(D)	(40.32)%	9.73%	9.51%	5.61%		5.92%	(E)

Ratios/Supplemental Data:
Net Assets, End of Priod (in 000s)	$6,423	$9,836	$7,609	$5,462		$2,204

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.78%	1.75%	1.81%	1.86%		1.88%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.78%	1.75%	1.81%	1.90%		1.90%	(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	(0.61)%	0.43%	0.76%	(1.85)%		(1.49)%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	(0.61)%	0.43%	0.76%	(1.89)%		(1.51)%	(F)

Portfolio Turnover	16.61%	45.00%	10.55%	1.61%		0.46%

*	Distributions amounted to less than 0.01 per share
(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [88]

LETTER FROM THE MANAGER

December 31, 2008

CONSERVATIVE GROWTH FUND

Dear Conservative Growth Fund Shareholder,

As I stated in my President’s Letter at the front of this report, 2008 was, by far, the worst year – in terms of financial market performance – in modern history. Your Conservative Growth Fund is a compilation of several of Timothy’s underlying funds and, as such, its performance is directly related to the performance of those underlying funds. As a review, your specific asset mix is approximately as follows:

• Large/Mid Cap Value Fund	20.0%
• Small Cap Value Fund	10.0%
• Large/Mid Cap Growth Fund	10.0%
• Aggressive Growth Fund	5.0%
• International Fund	15.0%
• High Yield Bond Fund	10.0%
• Fixed Income Fund	30.0%

Since your performance is so directly related to our underlying funds, you will be pleased to know that we have completed our efforts to upgrade the managers of all our funds and, in my opinion, all of our funds are now managed by firms that are as good as, if not better than, any mutual fund family in the industry. Please refer to each individual manager’s comments within this report for more detailed information as to why the funds under their responsibility performed as they did.

For what it is worth, all of our various managers believe we are either at or very near the bottom of this violent market. If they are right, as I believe they are – although no one can know for sure, then the potential rewards for current and new investments could far outweigh the risks. We fully expect 2009 to be rather rocky but also believe we could see a sustained recovery begin sometime during the last half of the year. As you well know, however, no one can guarantee future results. The one thing I can assure you of is that every one of our managers will be working very hard on your behalf.

ARTHUR D. ALLY

President, The Timothy Plan

Letter From The Manager [89]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

FUND PROFILE (unaudited):

Industries
(% of Net Assets)

Fixed Income	29.67%
Large/Mid-Cap Value	20.22%
International	14.94%
Small Cap Value	10.20%
Large/Mid-Cap Growth	10.08%
High Yield Bond	9.96%
Aggressive Growth	5.08%
Liabilities in Excess of Other Assets	(0.15)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [90]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2008	12/31/2008	7/1/2008 through 12/31/2008

Actual - Class A	$1,000.00	$747.51	$4.72

Hypothetical - Class A	$1,000.00	$1,019.74	$5.45
(5% return before expenses)

Actual - Class B	$1,000.00	$744.87	$7.99

Hypothetical - Class B	$1,000.00	$1,015.98	$9.23
(5% return before expenses)

Actual - Class C	$1,000.00	$744.10	$8.00

Hypothetical - Class C	$1,000.00	$1,015.97	$9.24
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07% for Class A, 1.82% for Class B, and 1.82% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (25.25)% for Class A, (25.51)% for Class B, and (25.59)% for Class C for the six-month period of July 1, 2008, to December 31, 2008.

Timothy Plan Top Ten Holdings / Industries [91]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

MUTUAL FUNDS (A) - 100.15%

number of shares		market value

523,189	Timothy Plan Aggressive Growth Fund	$1,941,031
1,185,579	Timothy Plan Fixed Income Fund	11,334,135
610,557	Timothy Plan High Yield Bond Fund	3,803,769
963,870	Timothy Plan International Fund	5,706,112
879,201	Timothy Plan Large/Mid Cap Growth Fund	3,850,901
848,807	Timothy Plan Large/Mid Cap Value Fund	7,724,142
438,846	Timothy Plan Small Cap Value Fund	3,896,955

	Total Mutual Funds (cost $52,938,292)	38,257,045

	Total Investments (cost $52,938,292) - 100.15%	$38,257,045

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.15)%	(56,945)

	TOTAL NET ASSETS - 100.00%	$38,200,100

(A) Affiliated Funds - Class A.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [92]

CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2008

ASSETS
amount
Investments in Affiliated Securities at Value (cost $52,938,292) [NOTE 1]	$38,257,045
Receivables for:
Investments Sold	300,784
Fund Shares Sold	12,787
Interest	4
Prepaid Expenses	14,182

Total Assets	$38,584,802

LIABILITIES
amount

Payable to Custodian	$183,926
Payable for Investments Purchased	100,784
Payable for Fund Shares Redeemed	34,227
Accrued Advisory Fees	20,682
Accrued 12b-1 Fees Class B	3,440
Accrued 12b-1 Fees Class C	3,940
Accrued Expenses	37,703

Total Liabilities	$384,702

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,777,321 shares outstanding)	$26,206,171
Net Asset Value and Redemption Price Per Class A Share ($26,206,171 / 3,777,321 shares)	$6.94
Offering Price Per Share ($6.94 / 0.945)	$7.34
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 837,178 shares outstanding)	$5,555,617
Net Asset Value and Offering Price Per Class B Share ($5,555,617 / 837,178 shares)	$6.64
Minimum Redemption Price Per Class B Share ($6.64 * 0.99)	$6.57
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 973,461 shares outstanding)	$6,438,312
Net Asset Value and Offering Price Per Class C Share ($6,438,312 / 973,461 shares)	$6.61
Minimum Redemption Price Per Share ($6.61 * 0.99)	$6.54

Net Assets	$38,200,100

SOURCES OF NET ASSETS
amount

At December 31, 2008, Net Assets Consisted of:
Paid-in Capital	$53,703,859
Accumulated Undistributed Net Investment Income	443,020
Accumulated Undistributed Net Realized Gain (Loss) on Investments	(1,265,532)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(14,681,247)

Net Assets	$38,200,100

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [93]

CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$1,445
Dividends on Affiliated Investments	1,195,721

Total Investment Income	1,197,166

EXPENSES
amount

Investment Advisory Fee [NOTE 3]	326,412
12b-1 Fees (Class B = $59,950, Class C = $55,214) [NOTE 3]	115,164
Fund Accounting, Transfer Agency, & Administration Fees	89,476
Registration Fees	28,652
Out-of-Pocket Expense	28,125
Audit Fees	10,935
Custodian Fees	9,420
Printing Expense	6,240
Trustee Fees	5,514
CCO Fees	4,485
Insurance Expense	2,041

Total Expenses	626,464

Net Investment Income (Loss)	570,702

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Affiliated Investments	(1,179,921)
Capital Gain Distributions from Affiliated Funds	78,533
Change in Unrealized Appreciation/Depreciation of Investments	(16,268,127)

Net Realized and Unrealized Gain (Loss) on Investments	(17,369,515)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,798,813)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [94]

CONSERVATIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/08	year ended 12/31/07
Operations:
Net Investment Income (Loss)	$570,702	$966,363
Net Realized Gain (Loss) on Investments	(1,179,921)	4,679,415
Capital Gain Distributions from Affiliated Funds	78,533	1,656,195
Net Change in Unrealized Appreciation/Depreciation of Investments	(16,268,127)	(3,022,147)

Net Increase (Decrease) in Net Assets (resulting from operations)	(16,798,813)	4,279,826

Distributions to Shareholders From:
Net Investment Income:
Class A	(549,071)	(645,101)
Class B	(62,140)	(95,736)
Class C	(86,071)	(77,718)
Capital Gains:
Class A	(1,263,508)	(4,368,631)
Class B	(279,532)	(1,174,644)
Class C	(323,507)	(859,370)

Total Distributions	(2,563,829)	(7,221,200)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	9,080,398	8,850,423
Class B	125,202	72,819
Class C	3,387,529	2,466,071
Dividends Reinvested:
Class A	1,706,832	4,750,165
Class B	314,982	1,183,084
Class C	361,461	887,255
Cost of Shares Redeemed:
Class A	(9,239,640)	(6,630,974)
Class B	(1,655,818)	(1,489,383)
Class C	(1,524,513)	(1,586,678)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	2,556,433	8,502,782

Total Increase (Decrease) in Net Assets	(16,806,209)	5,561,408

Net Assets:
Beginning of year	55,006,309	49,444,901

End of year	$38,200,100	$55,006,309

Accumulated Undistributed Net Investment Income	$443,020	$569,599

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	955,118	754,177
Class B	14,045	6,546
Class C	382,297	219,423
Shares Reinvested:
Class A	251,742	456,309
Class B	48,608	118,786
Class C	55,954	89,172
Shares Redeemed:
Class A	(1,062,328)	(567,858)
Class B	(196,137)	(131,104)
Class C	(179,730)	(139,998)

Net Increase (Decrease) in Number of Shares Outstanding	269,569	805,453

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [95]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.49	$11.10	$10.83	$10.26		$9.85

Income from Investment Operations:
Net Investment Income (Loss)	0.13	0.22	0.32	(0.01)	(A)	0.02	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(3.18)	0.75	0.75	0.58		0.61

Total from Investment Operations	(3.05)	0.97	1.07	0.57		0.63

Less Distributions:
Dividends from Realized Gains	(0.35)	(1.38)	(0.58)	-		(0.19)
Dividends from Net Investment Income	(0.15)	(0.20)	(0.22)	-		-
Distributions from Return of Capital	-	-	-	-		(0.03)

Total Distributions	(0.50)	(1.58)	(0.80)	-		(0.22)

Net Asset Value at End of Year	$6.94	$10.49	$11.10	$10.83		$10.26

Total Return (B)(C)	(28.88)%	8.85%	9.86%	5.56%		6.41%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$26,206	$38,102	$33,189	$27,765		$23,241

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.02%	1.02%	1.08%	1.13%		1.14%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.02%	1.02%	1.09%	1.15%		1.15%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	1.36%	2.09%	2.98%	(0.11)%		0.27%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	1.36%	2.09%	2.97%	(0.13)%		0.26%

Portfolio Turnover	25.72%	40.54%	6.12%	3.61%		0.00%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [96]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES

	year ended 12/31/08		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.03		$10.67	$10.43	$9.96		$9.60

Income from Investment Operations:
Net Investment Income (Loss)	0.05	(A)	0.14	0.22	(0.09)	(A)	(0.05)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(3.01)		0.71	0.72	0.56		0.60

Total from Investment Operations	(2.96)		0.85	0.94	0.47		0.55

Less Distributions:
Dividends from Realized Gains	(0.35)		(1.38)	(0.58)	-		(0.19)
Dividends from Net Investment Income	(0.08)		(0.11)	(0.12)	-		-

Total Distributions	(0.43)		(1.49)	(0.70)	-		(0.19)

Net Asset Value at End of Year	$6.64		$10.03	$10.67	$10.43		$9.96

Total Return (B)(C)	(29.37)%		8.05%	9.00%	4.72%		5.72%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$5,556		$9,740	$10,423	$11,652		$12,870

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.76%		1.76%	1.82%	1.88%		1.89%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.76%		1.76%	1.85%	1.90%		1.90%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	0.53%		1.14%	1.88%	(0.86)%		(0.48)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	0.53%		1.14%	1.85%	(0.88)%		(0.49)%

Portfolio Turnover	25.72%		40.54%	6.12%	3.61%		0.00%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [97]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS C SHARES

	year ended 12/31/08		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.02		$10.68	$10.44	$9.97		$9.69

Income from Investment Operations:
Net Investment Income (Loss)	0.06	(B)	0.12	0.23	(0.09)	(B)	(0.02)	(B)
Net Realized and Unrealized Gain (Loss) on Investments	(3.03)		0.72	0.73	0.56		0.49

Total from Investment Operations	(2.97)		0.84	0.96	0.47		0.47

Less Distributions:
Dividends from Realized Gains	(0.35)		(1.38)	(0.58)	-		(0.19)
Dividends from Net Investment Income	(0.09)		(0.12)	(0.14)	-		-

Total Distributions	(0.44)		(1.50)	(0.72)	-		(0.19)

Net Asset Value at End of Period	$6.61		$10.02	$10.68	$10.44		$9.97

Total Return (C)(D)	(29.45)%		7.98%	9.16%	4.71%		4.84%	(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$6,438		$7,164	$5,833	$4,361		$2,638

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.77%		1.77%	1.84%	1.88%		1.89%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.77%		1.77%	1.84%	1.90%		1.90%	(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	0.72%		1.40%	2.36%	(0.86)%		(0.48)%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	0.72%		1.40%	2.36%	(0.88)%		(0.49)%	(F)

Portfolio Turnover	25.72%		40.54%	6.12%	3.61%		0.00%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [98]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN MONEY MARKET FUND

FUND PROFILE (unaudited):

Top Ten Holdings
(% of Net Assets)

U.S. Treasury Inflation Indexed Bond, 3.875%, 1/15/2009	9.68%
Federal Home Loan Bank, 0.17%, 2/17/2009	5.91%
Federal Home Loan Bank, 0.74%, 1/20/2009	5.90%
Federal Home Loan Bank, 0.18%, 3/30/2009	5.90%
Federal Home Loan Bank, 0.18%, 3/31/2009	5.90%
U.S. Treasury Bill, 0.00%, 1/02/2009	4.43%
Federal Home Loan Bank, 0.29%, 1/22/2009	4.43%
Federal Home Loan Bank, 0.15%, 3/13/2009	4.43%
Federal Home Loan Bank, 0.79%, 3/02/2009	4.42%
Federal Home Loan Bank, 1.08%, 2/18/2009	4.42%

55.42%

Industries
(% of Net Assets)

Government	98.37%
Money Market Instruments	1.63%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [99]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN MONEY MARKET FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/ 1/ 2008	12/ 31/ 2008	7/1/2008 through 12/ 31/ 2008
Actual	$1,000.00	$1,006.80	$2.67

Hypothetical	$1,000.00	$1,022.48	$2.69
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line in the table is based on its actual total return of 0.68% for the six-month period of July 1, 2008, to December 31, 2008.

Timothy Plan Top Ten Holdings / Industries [100]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

SHORT-TERM INVESTMENTS - 100.00%

par value		market value

	U.S. Government Agencies - 84.26%
$ 1,200,000	Federal Home Loan Bank, 1.86%, 01/07/2009	$1,199,600
1,050,000	Federal Home Loan Bank, 1.99%, 01/09/2009	1,049,510
1,250,000	Federal Home Loan Bank, 0.52%, 01/14/2009	1,249,759
2,000,000	Federal Home Loan Bank, 0.74%, 01/20/2009	1,999,200
1,400,000	Federal Home Loan Bank, 1.26%, 01/21/2009	1,399,002
1,500,000	Federal Home Loan Bank, 0.29%, 01/22/2009	1,499,741
1,375,000	Federal Home Loan Bank, 0.67%, 02/11/2009	1,373,955
1,200,000	Federal Home Loan Bank, 0.82%, 02/13/2009	1,198,835
2,000,000	Federal Home Loan Bank, 0.17%, 02/17/2009	1,999,556
1,500,000	Federal Home Loan Bank, 1.08%, 02/18/2009	1,497,840
1,385,000	Federal Home Loan Bank, 1.15%, 02/20/2009	1,382,788
1,500,000	Federal Home Loan Bank, 0.79%, 03/02/2009	1,497,950
1,200,000	Federal Home Loan Bank, 0.96%, 03/11/2009	1,197,738
1,500,000	Federal Home Loan Bank, 0.15%, 03/13/2009	1,499,556
1,500,000	Federal Home Loan Bank, 0.68%, 03/18/2009	1,497,783
1,500,000	Federal Home Loan Bank, 1.18%, 03/25/2009	1,495,850
1,500,000	Federal Home Loan Bank, 1.40%, 03/27/2009	1,494,930
2,000,000	Federal Home Loan Bank, 0.18%, 03/30/2009	1,999,120
2,000,000	Federal Home Loan Bank, 0.18%, 03/31/2009	1,999,110

	Total U.S. Government Agencies (amortized cost $28,531,823)	28,531,823

	Money Market Instruments - 1.63%
550,242	Fidelity Institutional Money Market Portfolio, 2.03% (A)	550,242

	Total Money Market Instruments (cost $550,242)	550,242

	U.S. Treasury Bills - 14.11%
1,500,000	U.S. Treasury Bill, 0.00%, 01/02/2009	1,500,000
3,302,500	U.S. Treasury Inflation Indexed Bond, 3.875%, 01/15/2009	3,276,975

	Total U.S. Treasury Bills (amortized cost $4,776,975)	4,776,975

	TOTAL INVESTMENTS (cost $33,859,040) - 100.00%	$33,859,040

	OTHER ASSETS LESS LIABILITIES - 0.00%	603

	TOTAL NET ASSETS - 100.00%	$33,859,643

(A) Variable rate security; the rate shown represents the yield at December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [101]

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2008

ASSETS
amount

Investments in Unaffiliated Securities at Value (cost $33,859,040) [NOTE 1]	$33,859,040
Receivables:
Interest	65,260
Fund Shares Sold	11,204
Advisor Reimbursement	1,967
Prepaid Expenses	9,011

Total Assets	$33,946,482

LIABILITIES
amount

Payable for Fund Shares Redeemed	$53,814
Payable for Distributions	12,144
Accrued Expenses	20,881

Total Liabilities	$86,839

NET ASSETS
amount

Net Assets	$33,859,643

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	33,857,187

Net Asset Value, Offering and Redemption Price Per Share ($33,859,643 / 33,857,187 shares)	$1.00

SOURCES OF NET ASSETS
amount

At December 31, 2008, Net Assets Consisted of:
Paid-in Capital	$33,857,331
Accumulated Undistributed Net Realized Gain (Loss) on Investments	2,312

Net Assets	$33,859,643

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [102]

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME
amount

Interest on Unaffiliated Investments	$750,287

Total Investment Income	750,287

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	183,719
Fund Accounting, Transfer Agency, & Administration Fees	53,654
Registration Fees	18,104
Custodian Fees	18,006
Out-of-Pocket Expense	13,494
Audit Fees	6,524
Printing Expense	5,031
Trustee Fees	3,430
CCO Fees	2,234
Insurance Expense	1,111
Miscellaneous Expense	736

Total Expenses	306,043

Fees Waived by Adviser	(107,015)
Fees Waived by Administrator (A)	(4,277)

Total Net Expenses	194,751

Net Investment Income (Loss)	555,536

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	2,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$558,475

(A)	The Administrator reimbused the Fund for a loss caused by a processing error.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [103]

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/08	year ended 12/31/07

Operations:
Net Investment Income (Loss)	$555,536	$1,245,341
Net Realized Gain (Loss) on Investments	2,939	1,649

Net Increase (Decrease) in Net Assets (resulting from operations)	558,475	1,246,990

Distributions to Shareholders From:
Net Investment Income	(556,735)	(1,245,883)

Total Distributions	(556,735)	(1,245,883)

Capital Share Transactions:
Proceeds from Shares Sold:	134,018,704	178,091,297
Dividends Reinvested:	173,650	232,944
Cost of Shares Redeemed:	(145,767,742)	(152,705,330)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(11,575,388)	25,618,911

Total Increase (Decrease) in Net Assets	(11,573,648)	25,620,018

Net Assets:
Beginning of year	45,433,291	19,813,273

End of year	$33,859,643	$45,433,291

Accumulated Undistributed Net Investment Income	$-	$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:	134,018,704	178,090,978
Shares Reinvested:	173,650	232,944
Shares Redeemed:	(145,767,742)	(152,705,330)

Net Increase (Decrease) in Number of Shares Outstanding	(11,575,388)	25,618,592

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [104]

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND

	year ended 12/31/08	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04

Per Share Operating Performance:
Net Asset Value at Beginning of Year	$1.00	$1.00	$1.00	$1.00		$1.00

Income from Investment Operations:
Net Investment Income (Loss)	0.02	0.04	0.04	0.03	(A)	0.01	(A)

Total from Investment Operations	0.02	0.04	0.04	0.03		0.01

Less Distributions:
Dividends from Realized Gains	-	-	-	(0.00)	*	-
Dividends from Net Investment Income	(0.02)	(0.04)	(0.04)	(0.03)		(0.01)

Total Distributions	(0.02)	(0.04)	(0.04)	(0.03)		(0.01)

Net Asset Value at End of Year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (B)	1.82%	4.26%	4.17%	2.48%		0.97%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$33,860	$45,433	$19,813	$5,195		$3,698

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.00%	0.99%	1.21%	1.13%		1.20%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (C)	0.64%	0.78%	0.85%	0.66%		0.25%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.45%	3.85%	3.85%	2.03%		0.07%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.81%	4.05%	4.21%	2.50%		1.02%

*	Amount Distributed less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been lower if certain expenses had not been reimbursed or waived.

(C)	The expense ratio after reimbursement of expenses by Adviser includes a 0.01% reimbursement of expenses by the Administrator for a processing error.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [105]

LETTER FROM THE MANAGER

December 31, 2008

HIGH YIELD BOND FUND

Problems in the financial sector created a slowdown in the U.S. economy in early 2008 reflected in the high yield bond market through declining prices and rising yields. After a brief respite in the second quarter, the last half of the year saw a full-blown recession develop and high yield bonds followed the equity markets lower. The economy is suffering as housing remains in a downward spiral, retail sales in December were twice as bad as estimated, and manufacturing activity has hit the proverbial brick wall. The length and depth of this recession is now the primary source of concern in the market. These concerns are reflected in the Barclays Capital U.S. Corporate High-Yield Bond Index’s yield to maturity that began the year at 8.8% and rose to 15.9% by year end.

As rates for high yield bonds moved steadily higher in 2008 the amount of issuance declined. For the year new issues totaled a low $49.7 billion, but only $1.3 billion in three new issues were sold in the fourth quarter. The high yield market continues to face challenging economic conditions, diminished access to capital markets, and stringent lending standards. In this harsh environment the high yield bond default rate remains at a fairly low 3.4% at year end. Moody’s forecasts that default rates are headed up to at least 10% in 2009 duplicating the record years of 1991 and 2001. All these concerns have driven prices lower, yields higher, and are creating potential opportunities.

The Barclays Capital U.S. Corporate High-Yield Bond Index saw yield spreads widened 872 basis points in 2008 representing the biggest increase ever. The initial 8.8% yield could not offset the price decline and the Barclays Index generated a (22.22%) return in 2008. All sectors of the high yield market were down in 2008 with Ba rated issues at (17.5%), B rated issues at (26.7%), and Caa rated issues at (44.4%).

The Timothy Plan High Yield Bond Fund Class A shares returned (29.55%) for the year trailing the (26.4%) for Morningstar’s median high yield fund in 2008. Energy holdings and low exposure to the auto industry that worked well in the first three quarters of 2008 reversed course hurting fourth quarter, and thereby, year to date results. The portfolio lagged the Barclays Capital U.S. Corporate High-Yield Bond Index return of (22.22%) for the year. Issuers negatively impacting performance included: Pilgrim’s Pride, Hawker Beechcraft, Noranda Alluminum, Seitel Acquisition, Sanmina-SCI and Momentive Performance. These issuers under-performed in part because of recession concerns, but more importantly they did not obtain needed access to funding through bank loans or capital market issuance in the fourth quarter. Portfolio results were aided by the following issues that were actually up in the fourth quarter: CIT Group, NRG, and Reliant Energy.

The Fund’s Class A shares have a 30 day SEC yield of 14.6% as of December 31st. The portfolio is diversified with 45 issuers, has an average quality of Ba3/BB-, and has an average maturity of 6.8 years. We believe good fundamental credit selection will drive better performance comparisons over time, and that the high yield fund provides an attractive risk/reward opportunity for investors able to withstand volatility.

BARROW, HANLEY, MEWHINNEY & STRAUSS

Letter From The Manager [106]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN HIGH YIELD BOND FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)

Timothy Plan Money Market Fund	3.88%
NRG Energy, Inc., 7.375%, 01/15/2017	3.44%
CIT Group, Inc., 4.75%, 12/15/2010	3.28%
Goodyear Tire & Rubber Co., 8.625%, 12/01/2011	3.12%
Reliant Energy Inc., 7.625%, 06/15/2014	3.11%
Intergen NV, 9.00%, 06/30/2017	3.07%
Georgia-Pacific LLC, 7.70%, 06/15/2015	2.85%
Janus Capital Group Inc., 6.70%, 06/15/2017	2.78%
Terra Capital Inc., 7.00%, 02/01/2017	2.76%
Forest Oil Corp., 7.25%, 06/15/2019	2.74%

31.03%

Industries (% of Net Assets)

Energy	24.52%
Financials	18.06%
Utilities	14.86%
Materials	10.93%
Consumer Discretionary	8.48%
Industrials	6.73%
Consumer Staples	5.09%
Telecommunication Services	4.80%
Short-Term Investments	3.88%
Information Technology	1.47%
Other Assets Less Liabilities	1.18%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2008, through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [107]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN HIGH YIELD BOND FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2008	12/31/2008	7/1/2008 through 12/ 31/ 2008

Actual - Class A	$1,000.00	$717.41	$6.42

Hypothetical - Class A	$1,000.00	$1,017.66	$7.54
(5% return before expenses)

Actual - Class C	$1,000.00	$713.92	$9.43

Hypothetical - Class C	$1,000.00	$1,014.14	$11.08
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A and 2.19% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (28.26)% for Class A and (28.61)% for Class C for the six-month period of July 1, 2008 to December 31, 2008.

Timothy Plan Top Ten Holdings / Industries [108]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

BONDS AND NOTES- 94.94%

par value		market value

	CORPORATE BONDS - 94.94%
$ 250,000	Actuant Corp, 6.875%, 06/15/2017	$189,375
500,000	American Axle & Manufacturing Inc., 7.875%, 03/01/2017	157,500
500,000	Ashtead Holdings plc, 8.625%, 08/01/2015 (A)	265,000
500,000	Atlas Pipeline Partners LP, 8.125%, 12/15/2015	340,000
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	272,500
500,000	China Properties Group, Ltd., 9.125%, 05/04/2014 (A)	197,500
500,000	CIT Group, Inc., 4.75%, 12/15/2010	440,327
200,000	Copano Energy LLC, 7.75%, 06/01/2018 (A)	136,000
500,000	Crum & Forster Holdings Corp., 7.75%, 05/01/2017	355,000
500,000	Dynegy Holdings, Inc., 7.75%, 06/01/2019	347,500
150,000	El Paso Corp., 12.00%, 12/12/2013	147,750
500,000	Energy Future Holdings Corp., 10.875%, 11/01/2017 (A)	357,500
500,000	Felcor Lodging LP, 4.4425%, 12/01/2011 (B)	312,500
500,000	Forest Oil Corp., 7.25%, 06/15/2019	367,500
250,000	Frontier Communications Corp., 9.25%, 05/15/2011	238,750
500,000	Georgia-Pacific LLC, 7.70%, 06/15/2015	382,500
501,000	Goodyear Tire & Rubber Co., 8.625%, 12/01/2011	418,335
500,000	Hawker Beechcraft Acquisition Co. LLC, 8.50%, 04/01/2015	207,500
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	267,500
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	412,500
420,000	Ipalco Enterprises, Inc., 7.25%, 04/01/2016 (A)	346,500
500,000	Janus Capital Group Inc., 6.70%, 06/15/2017	373,231
200,000	Kansas City Southern Railway, 13.00%, 12/15/2013	201,500
400,000	Liberty Mutual Group, Inc., 10.75%, 06/15/2058 (A) (E)	220,284
500,000	Markwest Energy Partners LP, 6.875%, 11/01/2014	317,500
500,000	Momentive Performance Materials, Inc., 9.75%, 12/01/2014	215,000
500,000	Noranda Aluminum Acquisition Corp., 6.595%, 05/15/2015 (B)	172,500
500,000	NRG Energy, Inc., 7.375%, 01/15/2017	461,250
500,000	Pilgrim’ Pride Corp., 7.625%, 05/01/2015 (C)	137,500
500,000	Reliant Energy Inc., 7.625%, 06/15/2014	417,500
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	197,500
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	297,500
500,000	Seitel Inc., 9.75%, 02/15/2014	182,500
250,000	Service Corp. International, 7.00%, 06/15/2017	188,750
500,000	SLM Corp., 5.00%, 04/15/2015	317,590
500,000	Smithfield Foods, Inc., 7.00%, 08/01/2011	357,500
500,000	Swift Energy Co., 7.125%, 06/01/2017	285,000
500,000	Terra Capital Inc., 7.00%, 02/01/2017	370,000

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [109]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

BONDS AND NOTES- 94.94% (continued)

par value		market value

	CORPORATE BONDS - 94.94% (continued)
$ 250,000	Texas Industries, Inc., 7.25%, 07/15/2013	$194,375
500,000	United States Steel Corp., 6.05%, 06/01/2017	327,388
500,000	USG Corp., 9.00%, 01/15/2018 (E)	318,750
200,000	Videotron, Ltd., 9.125%, 04/15/2018 (A)	187,000
400,000	Vimpel Communications, 9.125%, 04/30/2018 (A)	218,000
500,000	W & T Offshore Inc., 8.25%, 06/15/2014 (A)	272,500
500,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	355,000

	Total Bonds and Notes (cost $19,389,261)	12,745,155

SHORT TERM INVESTMENTS - 3.88%
number of shares		market value
520,827	Timothy Plan Money Market Fund, 0.38% (B) (D)	520,827

	Total Short Term Investments (cost $520,827)	520,827

	TOTAL INVESTMENTS (cost $19,910,088) - 98.82%	$13,265,982

	OTHER ASSETS LESS LIABILITIES - 1.18%	157,764

	NET ASSETS - 100.00%	$13,423,746

(A)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B)	Variable rate security; the rate shown represents the yield at December 31, 2008.
(C)	Defaulted security.
(D)	Affiliated fund.
(E)	Multi-Coupon Security: the rate shown represents the coupon at December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [110]

HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2008

ASSETS
amount
Investments in Unaffiliated Securities at Value (cost $19,389,261) [NOTE 1]	$12,745,155
Investments in Affiliated Securities at Value (cost $ 520,827) [NOTE 1]	520,827
Receivables for:
Fund Shares Sold	26,351
Interest	278,139
Prepaid Expenses	9,426

Total Assets	$13,579,898

LIABILITIES
amount
Payable for Fund Shares Redeemed	$124,488
Accrued Advisory Fees	6,355
Accrued 12b-1 Fees Class A	2,632
Accrued 12b-1 Fees Class C	111
Accrued Expenses	22,566

Total Liabilities	$156,152

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,131,278 shares outstanding)	$13,282,914
Net Asset Value and Redemption Price Per Class A Share ($13,282,914 / 2,131,278 shares)	$6.23
Offering Price Per Share ($6.23 / 0.955)	$6.52
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 22,392 shares outstanding)	$140,832
Net Asset Value and Offering Price Per Class C Share ($140,832 / 22,392 shares)	$6.29
Minimum Redemption Price Per Share ($6.29 * 0.99)	$6.23
Net Assets	$13,423,746

SOURCES OF NET ASSETS
amount
At December 31, 2008, Net Assets Consisted of:
Paid-in Capital	$21,132,778
Accumulated Undistributed Net Investment Income	16,800
Accumulated Undistributed Net Realized Gain (Loss) on Investments	(1,081,726)
Net Unrealized (Depreciation) in Value of Investments	(6,644,106)

Net Assets	$13,423,746

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [111]

HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME

amount

Interest on Unaffiliated Investments	$1,532,151
Interest on Affiliated Investments	14,215
Dividends	4,648

Total Investment Income	1,551,014

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	109,836
12b-1 Fees (Class A = $45,151, Class C = $2,457) [NOTE 3]	47,608
Fund Accounting, Transfer Agency, & Administration Fees	32,354
Registration Fees	31,040
Audit Fees	14,482
Out-of-Pocket Expense	8,089
Miscellaneous Expense	5,636
Custodian Fees	4,471
Printing Expense	2,249
Trustee Fees	2,109
CCO Fees	1,643
Insurance Expense	673

Total Net Expenses	260,190

Net Investment Income (Loss)	1,290,824

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(1,081,685)
Change in Unrealized Appreciation/Depreciation of Investments	(5,758,446)

Net Realized and Unrealized Gain (Loss) on Investments	(6,840,131)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,549,307)

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [112]

HIGH YIELD BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/08	period ended 12/31/07 (A)

Operations:
Net Investment Income (Loss)	$1,290,824	$691,810
Net Realized Gain (Loss) on Investments	(1,081,685)	12,797
Change in Unrealized Appreciation/Depreciation of Investments	(5,758,446)	(885,660)

Net Increase (Decrease) in Net Assets (resulting from operations)	(5,549,307)	(181,053)

Distributions to Shareholders From:
Net Realized Gains:
Class A	(10,252)	-
Class C	(105)	-
Net Investment Income:
Class A	(1,259,132)	(690,140)
Class C	(14,892)	(4,151)

Total Distributions	(1,284,381)	(694,291)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	5,512,203	21,463,514
Class C	265,375	251,123
Dividends Reinvested:
Class A	1,226,938	665,546
Class C	9,733	2,132
Cost of Shares Redeemed:
Class A	(7,001,568)	(972,985)
Class C	(280,184)	(9,049)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(267,503)	21,400,281

Total Increase (Decrease) in Net Assets	(7,101,191)	20,524,937

Net Assets:
Beginning of period	20,524,937	-

End of period	$13,423,746	$20,524,937

Accumulated Undistributed Net Investment Income (Loss)	$16,800	$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	686,555	2,159,291
Class C	29,745	25,773
Shares Reinvested:
Class A	154,308	68,973
Class C	1,237	221
Shares Redeemed:
Class A	(837,295)	(100,554)
Class C	(33,648)	(936)

Net Increase (Decrease) in Number of Shares Outstanding	902	2,152,768

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [113]

HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND - CLASS A SHARES

	year ended 12/31/08	period ended 12/31/07 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.53	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.61	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(3.30)	(0.47)

Total from Investment Operations	(2.69)	(0.11)

Less Distributions:
Dividends from Net Investment Income	(0.60)	(0.36)
Dividends from Net Realized Gains	(0.01)	-

Total Distributions	(0.61)	(0.36)

Net Asset Value at End of Period	$6.23	$9.53

Total Return (B)(C)	(29.55)%	(1.14)%	(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$13,283	$20,284

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.41%	1.45%	(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.41%	1.35%	(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	7.06%	5.67%	(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	7.06%	5.77%	(E)

Portfolio Turnover	27.85%	23.46%

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [114]

HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND - CLASS C SHARES

	year ended 12/31/08	period ended 12/31/07 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.60	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.53	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(3.33)	(0.40)

Total from Investment Operations	(2.80)	(0.14)

Less Distributions:
Dividends from Net Investment Income	(0.50)	(0.26)
Dividends from Net Realized Gains	(0.01)	-

Total Distributions	(0.51)	(0.26)

Net Asset Value at End of Period	$6.29	$9.60

Total Return (B)(C)	(30.17)%	(1.38)%	(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$141	$241

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.14%	2.20%	(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.14%	2.10%	(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	6.26%	5.24%	(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	6.26%	5.34%	(E)

Portfolio Turnover	27.85%	23.46%

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [115]

LETTER FROM THE MANAGER

December 31, 2008

INTERNATIONAL FUND

The year 2008 is sure to go down as one of the worst equity market performances in the last century both in the US and in international markets. The financial crisis that erupted in 2007 bled into 2008 and ballooned into a massive global credit crisis that brought the global financial system to its knees. The volatility that the markets and the Fund encountered in 2008 was unprecedented as fear and widespread pessimism spread throughout global markets.

The Fund’s focus on investing in high quality, larger capitalization, non-US global stocks helped it steer away from companies on the brink of bankruptcy. We continue to focus our attention on those companies with proven management teams that we believe can create value for the fund’s shareholders over time. Although the fund slightly underperformed versus its international benchmark, the MSCI EAFE (Morgan Staley Capital International Europe, Australasia, and Far East index) for all of 2008, we were able to shift the portfolio throughout the year to have more defensive characteristics. We decreased the fund’s weightings in the Energy, Materials, and Industrials sectors while at the same time increasing weightings in Health Care, Telecom Services, and cash.

The Fund’s underweighting position throughout the year in both the Consumer Discretionary and Financials sectors was additive to performance as both of these sectors were among the three worst performing sectors in the EAFE index. However, our allocation to the emerging markets detracted from performance as these markets fell more than the developed market index. Although we have actively reduced our exposure in the emerging markets we continue to believe that some of these markets offer attractive long-term opportunities for shareholders.

The Fund’s positions in the Utilities, Materials, and Industrials sectors performed worse than the sector average. Most of this underperformance was related to those companies geared to the commodities and global growth cycle which declined faster than others. Positive attribution came in the holdings in the Telecom Services and the Consumer Staples sectors. The Fund’s underweight in Japan during the year also detracted from performance as Japan was the best performing major market in the world, mostly on the back of its strong currency movement.

Even though we believe equity returns in 2009 will be volatile, we also believe that the opportunities offered today from the massive equity selloff in 2008 will strongly reward investors over the long-term.

EAGLE GLOBAL ADVISORS

Letter From The Manager [116]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN INTERNATIONAL FUND

FUND PROFILE (unaudited):

Top Ten Holdings
(% of Net Assets)

Timothy Plan Money Market Fund	16.59%
Total S.A. (ADR)	3.80%
Telefonica S.A. (ADR)	3.79%
Novo Nordisk A/S (ADR)	3.67%
Fresenius Medical Care AG & Co. KGaA (ADR)	3.37%
Singapore Telecommunications, Ltd. (ADR)	3.35%
Henkel AG & Co. KGaA (ADR)	3.31%
Smith & Nephew plc (ADR)	3.01%
Shiseido Co., Ltd. (ADR)	2.88%
Banco Santander Central Hispano S.A. (ADR)	2.68%

46.45%

Industries
(% of Net Assets)

Short-Term Investments	16.59%
Telecommunication Services	14.31%
Financials	14.07%
Health Care	11.48%
Utilities	8.87%
Consumer Staples	8.43%
Industrials	7.22%
Energy	7.18%
Information Technology	6.96%
Materials	4.10%
Consumer Discretionary	2.19%
Liabilities in Excess of Other Assets	(1.40)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2008 through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [117]

FUND PROFILE

December 31, 2008

TIMOTHY PLAN INTERNATIONAL FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/ 1/ 2008	12/ 31/ 2008	7/ 1/ 2008 through 12/ 31/ 2008

Actual - Class A	$1,000.00	$575.45	$6.90

Hypothetical - Class A	$1,000.00	$1,016.38	$8.83
(5% return before expenses)

Actual - Class C	$1,000.00	$573.52	$9.83

Hypothetical - Class C	$1,000.00	$1,012.64	$12.58
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.74% for Class A and 2.49% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the partial year period) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (42.46)% for Class A and (42.65)% for Class C for the six-month period of July 1, 2008 to December 31, 2008.

Timothy Plan Top Ten Holdings / Industries [118]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 84.81%

number of shares		market value

	AGRICULTURAL CHEMICALS - 1.32%
12,500	Agrium, Inc.	$426,625

	AUTOMOTIVE - CARS & LIGHT TRUCKS - 2.19%
33,000	Honda Motor Co., Ltd. (ADR)	704,220

	CELLULAR TELECOMMUNICATIONS - 4.76%
13,000	America Movil SAB de C.V. - Series L (ADR)	402,870
16,000	NTT DoCoMo, Inc. (ADR)	313,920
56,000	Turkcell Iletisim Hizmetleri AS (ADR)	816,480

		1,533,270

	COMMERCIAL BANKS - NON-US - 6.55%
91,000	Banco Santander Central Hispano S.A. (ADR)	863,590
13,000	BOC Hong Kong Holdings, Ltd. (ADR) (B)	294,548
20,000	DBS Group Holdings, Ltd. (ADR) (B)	537,000
19,500	Intesa Sanpaolo (ADR) (B)	412,688

		2,107,826

	COMPUTER SERVICES - 1.48%
25,000	Cap Gemini S.A. (ADR) (B)	477,828

	COSMETICS & TOILETRIES - 2.88%
46,000	Shiseido Co., Ltd. (ADR) (B)	926,090

	DIALYSIS CENTERS - 3.37%
23,000	Fresenius Medical Care AG & Co. KGaA (ADR)	1,085,140

	DIVERSIFIED BANKING INSTITUTIONS - 2.64%
137,100	Mitsubishi UFJ Financial Group, Inc. (ADR)	851,391

	DIVERSIFIED MINERALS - 1.84%
24,380	Anglo American plc (ADR)	283,296
29,000	Companhia Vale do Rio Doce (ADR)	308,850

		592,146

	DIVERSIFIED OPERATIONS - 1.79%
96,000	Keppel Corp., Ltd. (ADR) (B)	577,037

	ELECTRIC - INTEGRATED - 6.08%
68,000	HongKong Electric Holdings (ADR) (B)	381,670
6,000	International Power plc (ADR) (B)	207,252
9,100	RWE AG (ADR) (B)	801,088
32,500	Scottish & Southern Energy plc (ADR) (B)	568,666

		1,958,676

	ENGINEERING/R&D SERVICES - 2.10%
45,000	ABB, Ltd. (ADR)	675,450

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [119]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 84.81% (continued)

number of shares		market value

	FINANCE - CONSUMER LOANS - 1.08%
28,000	Promise Co., Ltd. (ADR) (B)	$347,491

	FOOD - MISCELLANEOUS/DIVERSIFIED - 2.24%
60,000	Groupe Danone (ADR) (B)	720,264

	IMPORT/EXPORT - 2.52%
6,000	Marubeni Corp. (ADR) (B)	222,394
21,525	Mitsubishi Corp. (ADR) (B)	587,930

		810,324

	MACHINERY - CONSTRUCTION & MINING - 0.82%
35,000	Atlas Copco AB - Class B (ADR) (B)	263,343

	MEDICAL PRODUCTS - 3.01%
30,000	Smith & Nephew plc (ADR)	969,000

	MEDICAL - DRUGS - 5.10%
23,000	Novo Nordisk A/S (ADR)	1,181,970
18,000	Takeda Pharmaceutical Co., Ltd. (ADR) (B)	460,672

		1,642,642

	METAL - DIVERSIFIED - 0.94%
3,400	Rio Tinto plc (ADR)	302,294

	MULTI-LINE INSURANCE - 3.80%
34,000	AXA S.A.(ADR)	763,980
21,500	Zurich Financial Services AG (ADR) (B)	458,543

		1,222,523

	OFFICE AUTOMATION & EQUIPMENT - 2.24%
23,000	Canon, Inc. (ADR)	722,200

	OIL COMPANIES - INTEGRATED - 6.21%
26,200	Petroleo Brasileiro S.A. (ADR)	534,742
14,668	StatoilHydro ASA (ADR)	244,369
22,100	Total S.A. (ADR)	1,222,130

		2,001,241

	OIL - FIELD SERVICES - 0.97%
54,000	Acergy S.A. (ADR)	312,120

	PHOTO EQUIPMENT & SUPPLIES - 1.24%
18,000	FUJIFILM Holdings Corp. (ADR)	399,960

	PROPERTY/CASUALTY INSURANCE - 1.99%
22,500	Tokio Marine Holdings, Inc. (ADR) (B)	640,375

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [120]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

COMMON STOCKS - 84.81% (continued)

number of shares		market value

	SOAP & CLEANING PREPARATIONS - 3.31%
40,400	Henkel AG & Co. KGaA (ADR) (B)	$1,067,000

	TELECOMMUNICATION SERVICES - 5.76%
49,594	Chunghwa Telecom Co., Ltd. (ADR)	773,666
61,000	Singapore Telecommunications, Ltd. (ADR) (B)	1,079,645

		1,853,311

	TELEPHONE - INTEGRATED - 3.79%
18,100	Telefonica S.A. (ADR)	1,219,759

	WATER - 2.79%
27,000	United Utilities Group plc (ADR) (B)	486,405
13,000	Veolia Environnement (ADR)	412,230

		898,635

	Total Common Stocks (cost $40,284,453)	27,308,181

SHORT TERM INVESTMENTS - 16.59%
number of shares		market value

5,340,991	Timothy Plan Money Market Fund, 0.38% (A) (C)	5,340,991

	Total Short-Term Investments (cost $5,340,991)	5,340,991

	TOTAL INVESTMENTS (cost $45,625,444) - 101.40%	$32,649,172

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.40)%	(450,403)

	NET ASSETS - 100.00%	$32,198,769

(ADR) American Depositary Receipt.

(A) Variable rate security; the rate shown represents the yield at December 31, 2008.

(B) Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund's Good Faith Pricing Guidelines.

Such values are approved by the Board of Trustees. The total value of such securities at December 31, 2008 is $11,517,929, which represents 36% of net assets.

(C) Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [121]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2008

DIVERSIFICATION OF ASSETS

country	percentage of net assets
Japan	19.18%
France	11.17%
Germany	9.17%
United Kingdom	8.75%
Singapore	6.81%
Spain	6.47%
Denmark	3.67%
Switzerland	3.52%
Brazil	2.62%
Turkey	2.54%
Taiwan	2.40%
Hong Kong	2.10%
Canada	1.33%
Italy	1.28%
Mexico	1.25%
Luxembourg	0.97%
Sweden	0.82%
Norway	0.76%

Total	84.81%
Money Market Securities	16.59%
Liablilities in excess of other assets	(1.40)%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [122]

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2008

ASSETS
amount
Investments in Unaffiliated Securities at Value (cost $40,284,453) [NOTE 1]	$27,308,181
Investments in Affiliated Securities at Value (cost $5,340,991) [NOTE 1]	5,340,991
Receivables for:
Investments Sold	34,344
Fund Shares Sold	241,895
Interest	2,625
Dividends	63,062
Prepaid Expenses	9,172

Total Assets	$33,000,270

LIABILITIES
amount
Payable for Investments Purchased	$686,803
Payable for Fund Shares Redeemed	43,031
Accrued Advisory Fees	30,077
Accrued 12b-1 Fees Class A	6,172
Accrued 12b-1 Fees Class C	799
Accrued Expenses	34,619

Total Liabilities	$801,501

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 5,270,971 shares outstanding)	$31,214,369
Net Asset Value and Redemption Price Per Class A Share ($31,214,369 / 5,270,971 shares)	$5.92
Offering Price Per Share ($5.92 / 0.945)	$6.26
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 167,739 shares outstanding)	$984,400
Net Asset Value and Offering Price Per Class C Share ($984,400 / 167,739 shares)	$5.87
Minimum Redemption Price Per Share ($5.87 * 0.99)	$5.81

Net Assets	$32,198,769

SOURCES OF NET ASSETS
amount

At December 31, 2008, Net Assets Consisted of:
Paid-in Capital	$52,982,938
Accumulated Undistributed Net Investment Income	10,777
Accumulated Net Realized Gain (Loss) on Investments	(7,818,674)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(12,976,272)

Net Assets	$32,198,769

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [123]

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$52,411
Dividends (net of foreign withholding taxes of $44,580)	1,102,043

Total Investment Income	1,154,454

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	416,037
12b-1 Fees (Class A = $100,534, Class C = $13,902.) [NOTE 3]	114,436
Fund Accounting, Transfer Agency, & Administration Fees	73,598
Registration Fees	30,433
Miscellaneous Expense	2,634
Out-of-Pocket Expense	21,515
Custodian Fees	12,640
Audit Fees	12,539
Printing Expense	7,271
CCO Fees	3,716
Trustee Fees	2,800
Insurance Expense	1,472

Total Net Expenses	699,091

Net Investment Income (Loss)	455,363

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(7,208,911)
Change in Unrealized Appreciation/Depreciation of Investments	(17,417,187)

Net Realized and Unrealized Gain (Loss) on Investments	(24,626,098)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,170,735)

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [124]

INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/08	period ended 12/31/07 (A)

Operations:
Net Investment Income (Loss)	$455,363	$142,508
Net Realized Gain (Loss) on Investments	(7,208,911)	(609,763)
Change in Unrealized Appreciation/Depreciation of Investments	(17,417,187)	4,440,915

Net Increase (Decrease) in Net Assets (resulting from operations)	(24,170,735)	3,973,660

Distributions to Shareholders From:
Net Investment Income:
Class A	(432,699)	(141,809)
Class C	(12,503)	(83)

Total Distributions	(445,202)	(141,892)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	20,334,914	43,574,309
Class C	808,369	1,298,293
Dividends Reinvested:
Class A	388,442	134,123
Class C	12,206	74
Cost of Shares Redeemed:
Class A	(7,993,400)	(5,166,189)
Class C	(352,076)	(56,127)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	13,198,455	39,784,483

Total Increase (Decrease) in Net Assets	(11,417,482)	43,616,251

Net Assets:
Beginning of period	43,616,251	-

End of period	$32,198,769	$43,616,251

Accumulated Undistributed Net Investment Income	$10,777	$616

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	2,304,470	4,303,658
Class C	84,402	125,260
Shares Reinvested:
Class A	67,673	12,642
Class C	2,145	7
Shares Redeemed:
Class A	(945,119)	(472,353)
Class C	(38,919)	(5,156)

Net Increase (Decrease) in Number of Shares Outstanding	1,474,652	3,964,058

(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [125]

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND - CLASS A SHARES

	year ended 12/31/08	period ended 12/31/07 (A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.00	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.09	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(5.08)	1.00

Total from Investment Operations	(4.99)	1.04

Less Distributions:
Dividends from Net Investment Income	(0.09)	(0.04)

Total Distributions	(0.09)	(0.04)

Net Asset Value at End of Period	$5.92	$11.00

Total Return (B)(C)	(45.38)%	10.39%	(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$31,214	$42,298

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.66%	1.69%	(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.66%	1.69%	(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.12%	0.58%	(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.12%	0.58%	(E)

Portfolio Turnover	32.36%	13.18%

(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [126]

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND - CLASS C SHARES

	year ended 12/31/08	period ended 12/31/07 (A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.97	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.04	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(5.07)	0.99

Total from Investment Operations	(5.03)	0.97

Less Distributions:
Dividends from Net Investment Income	(0.07)	-	*

Total Distributions	(0.07)	-

Net Asset Value at End of Period	$5.87	$10.97

Total Return (B)(C)	(45.79)%	9.71%	(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$984	$1,318

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.40%	2.48%	(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.40%	2.48%	(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.45%	(0.44)%	(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.45%	(0.44)%	(E)

Portfolio Turnover	32.36%	13.18%

*	Distributions amounted to less than 0.01 per share

(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [127]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of twelve series. These financial statements include the following ten series: Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan International Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Money Market Fund and Timothy Plan Strategic Growth Fund (the “Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 5%-15% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5%-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% in the Timothy Plan High Yield Bond Fund; approximately 10-20% of its net assets in the Timothy Plan International Fund; and approximately 20%-40% in the Timothy Plan Fixed Income Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depository Receipts (ADR’s) without regard to market capitalization, investing its assets in the ADR’s of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

Timothy Plan Notes to Financial Statements [128]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its investment objective, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 10%-15% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-20% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy International Fund; and approximately 10%-15% in the Timothy Plan Aggressive Growth Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation

The Funds generally determine the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Fixed income securities are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. Securities for which quotations are not readily available, or the Adviser feels the price provided by the pricing service does not accurately reflect the fair market value of the securities, are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees (the “Board”). Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost, which the Board has determined approximates market value.

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Timothy Plan Notes to Financial Statements [129]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Money Market Fund uses the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced, except in the International Fund where a portion of the ADRs are considered fair valued. They are priced using the evaluated bid price provided by the pricing service.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Timothy Plan Notes to Financial Statements [130]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of the inputs used to value the Timothy Plan Small Cap Value Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$51,267,151	$ -
Level 2 – Other Significant Observable Inputs	$-	$ -
Level 3 – Significant Unobservable Inputs	$-	$ -
Total	$51,267,151	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Small Cap Value Fund did not hold any assets at any time during the year ended December 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Large/Mid Cap Value Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities		Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets		$84,993,622	$ -
Level 2 – Other Significant Observable Inputs		$-	$ -
Level 3 – Significant Unobservable Inputs	$-		$ -
Total		$84,993,622	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Large/Mid Cap Value Fund did not hold any assets at any time during the year ended December 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Fixed Income Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$1,819,144	$ -
Level 2 – Other Significant Observable Inputs	$39,105,646	$ -
Level 3 – Significant Unobservable Inputs	$-	$ -
Total	$40,924,790	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Fixed Income Fund did not hold any assets at any time during the year ended December 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Timothy Plan Notes to Financial Statements [131]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of the inputs used to value the Timothy Plan Aggressive Growth Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$16,281,817	$ -
Level 2 – Other Significant Observable Inputs	$-	$ -
Level 3 – Significant Unobservable Inputs	$-	$ -
Total	$16,281,817	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Aggressive Growth Fund did not hold any assets at any time during the year ended December 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Large/Mid Cap Growth Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$35,587,338	$ -
Level 2 – Other Significant Observable Inputs	$-	$ -
Level 3 – Significant Unobservable Inputs	$-	$ -
Total	$35,587,338	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Large/Mid Cap Growth Fund did not hold any assets at any time during the year ended December 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Strategic Growth Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$38,622,501	$ -
Level 2 – Other Significant Observable Inputs	$-	$ -
Level 3 – Significant Unobservable Inputs	$-	$ -
Total	$38,622,501	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Strategic Growth Fund did not hold any assets at any time during the year ended December 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Timothy Plan Notes to Financial Statements [132]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of the inputs used to value the Timothy Plan Conservative Growth Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$38,257,045	$ -
Level 2 – Other Significant Observable Inputs	$-	$ -
Level 3 – Significant Unobservable Inputs	$-	$ -
Total	$38,257,045	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Conservative Growth Fund did not hold any assets at any time during the year ended December 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Money Market Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$550,242	$ -
Level 2 – Other Significant Observable Inputs	$33,308,798	$ -
Level 3 – Significant Unobservable Inputs	$-	$ -
Total	$33,859,040	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Money Market Fund did not hold any assets at any time during the year ended December 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan High Yield Bond Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$520,827	$ -
Level 2 – Other Significant Observable Inputs	$12,745,155	$ -
Level 3 – Significant Unobservable Inputs	$-	$ -
Total	$13,265,982	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan High Yield Bond Fund did not hold any assets at any time during the year ended December 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Timothy Plan Notes to Financial Statements [133]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of the inputs used to value the Timothy Plan International Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$21,131,243	$ -
Level 2 – Other Significant Observable Inputs	$11,517,929	$ -
Level 3 – Significant Unobservable Inputs	$-	$ -
Total	$32,649,172	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan International Fund did not hold any assets at any time during the year ended December 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

In March 2008, FASB issued the Statement on Financial Accounting Standards (SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial positions, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

B.    Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, and Small Cap Value Fund have made certain investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). It is common for distributions from REITs and MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income and return of capital for MLPs are reported to the Funds after the end of the fiscal year; accordingly, these amounts are estimated for accounting purposes until the characterization of MLP distributions is received. Estimates are based on the most recent MLP distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.    Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan International Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Large/Mid Cap Value Fund, and Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D.    Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Timothy Plan Notes to Financial Statements [134]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

E.    Classes

There are three Classes of shares currently offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (The Timothy Plan Money Market Fund only). The Trust previously has offered Class B shares to the public, which contain a contingent deferred sales charge that declines to zero over a period of years and are subject to an ongoing service/distribution fee. Sales of Class B shares to new shareholders were suspended by the Board during their meeting on February 27, 2004, with the suspension effective May, 2004. The amount of the CDSC fee varies depending on the number of years Class B shares for each Fund are held, except for the Money Market Fund, International Fund and High Yield Bond Fund which do not offer Class B shares. The following CDSC fees apply:

Redemption Within:	Percentage

First Year	5%
Second Year	4%
Third Year	3%
Fourth Year	2%
Fifth Year	1%
Sixth Year & thereafter	None

Since Class B shares have not been offered since 2004, the maximum CDSC fee charged as of December 31, 2008 would be 1%.

Class B shares automatically convert to Class A shares once the economic equivalent of the highest front-end sales charge paid at time of purchase has been received by a Fund, in the form of Rule 12b-1 distribution fees, paid by all Class B shares owned by an investor.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

F.    Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.    Federal Income Taxes

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005.

Timothy Plan Notes to Financial Statements [135]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

H.    Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. Accordingly, the following permanent differences as of December 31, 2008, primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, distributions in excess of current year earnings, expiration of capital loss carryforwards, and permanent book to tax differences arising from tax-exempt interest income, were reclassified to the following accounts:

	Ordinary Income	Net Realized Gain	Paid-in-Capital

Aggressive Growth Fund	$339,070	$-	$(339,070)
Large/Mid Cap Growth Fund	$340,626	$3,293,611	$(3,634,237)
Money Market Fund	$1,199	$(1,199)	$-
Small Cap Value Fund	$51,484	$-	$(51,484)
Strategic Growth Fund	$86,991	$-	$(86,991)

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2008:

	PURCHASES		SALES
Funds	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other

Aggressive Growth Fund	$-	$65,449,923	$-	$55,292,092
Conservative Growth Fund	$-	$13,658,287	$-	$12,954,033
Fixed Income Fund	$14,983,087	$1,009,450	$10,558,802	$9,708,499
High Yield Bond Fund	$-	$5,557,288	$-	$4,753,416
International Fund	$-	$22,081,211	$-	$12,508,017
Large/Mid Cap Growth Fund	$-	$86,053,951	$-	$82,443,322
Large/Mid Cap Value Fund	$-	$94,550,576	$-	$82,772,384
Small Cap Value Fund	$-	$78,748,389	$-	$70,559,668
Strategic Growth Fund	$-	$9,637,073	$-	$11,425,292

Timothy Plan Notes to Financial Statements [136]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment adviser for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 29, 2008. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Growth, and Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond and Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from Timothy Plan Fixed Income and Timothy Plan Money Market to 0.45% and 0.40%, respectively. Additionally, TPL has voluntarily agreed to reduce fees payable to it by the Timothy Plan Money Market Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.65%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. An officer and trustee of the Funds is also an officer and owner of the Adviser. For the period January 1, 2008 to April 30, 2008, TPL had contractually agreed to reduce fees payable to it by certain Funds and reimburse other expenses to the extent necessary to limit those Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to the specified percentages listed below for the share classes as indicated:

Funds	Class A	Class B	Class C
High Yield Bond Fund	1.35%	N/A	2.10%
International Fund	1.75%	N/A	2.50%
Money Market Fund *	0.85%	N/A	N/A

The agreements to waive and reimburse expenses are effective through April 30, 2008 for the Timothy Plan High Yield Bond and the Timothy Plan International Funds. The Timothy Plan High Yield Bond Fund has agreed to repay waived expenses within the following three years provided the Fund is able to effect such reimbursements and remain in compliance with applicable expense limitations. As of December 31, 2008, the Adviser can no longer recoup $21,956 of reimbursed expenses from the Timothy Plan Money Market Fund due to a voluntary waiver.

For the year ended December 31, 2008, TPL waived and reimbursed the Funds or received recoupment from the Funds as follows:

Funds	Waivers and Reimbursements (recoupments)
Fixed Income Fund	$73,514
Money Market Fund	$107,015

At December 31, 2008, the Adviser may recapture a portion of the reimbursed amounts no later than the dates as stated below:

	DECEMBER 31,
Funds	2009	2010
High Yield Bond Fund	$-	$12,185
Money Market Fund *	$21,997	$-

* The Timothy Plan Money Market Fund was able to incur recoupment expenses as a result of previous waiver/recoupment agreements.

Timothy Plan Notes to Financial Statements [137]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth, Timothy Plan Large/Mid Cap Value, and Timothy Plan Small Cap Value Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the year ended December 31, 2008, the Funds paid TPL under the terms of the Plan’s as follows:

Funds	12b-1 Fees
Aggressive Growth Fund	$80,422
Conservative Growth Fund	$115,164
Fixed Income Fund	$154,650
High Yield Bond Fund	$47,608
International Fund	$114,436
Large/Mid Cap Growth Fund	$151,981
Large/Mid Cap Value Fund	$399,776
Small Cap Value Fund	$253,954
Strategic Growth Fund	$149,214

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the year ended December 31, 2008, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class B and C capital shares as follows:

Funds	Sales Charges (Class A)	CDSC Fees (Class B)		CDSC Fees (Class C)
Aggressive Growth Fund	$3,653		$267	$180
Conservative Growth Fund	$29,333		$3,074	$3,051
Fixed Income Fund	$17,349		$851	$2,347
High Yield Bond Fund	$1,775	$	N/A	$486
International Fund	$11,152	$	N/A	$436
Large/Mid Cap Growth Fund	$8,414		$644	$861
Large/Mid Cap Value Fund	$41,150		$1,210	$3,772
Small Cap Value Fund	$11,765		$1,525	$997
Strategic Growth Fund	$24,644		$4,569	$1,982

Timothy Plan Notes to Financial Statements [138]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

Note 4 – Payment by Affiliate

During the year ended December 31, 2008, the Sub-Adviser for the Timothy Plan Aggressive Growth Fund reimbursed the Fund $24,684 due to an investing error during the transition of sub-advisers. The Sub-Adviser reimbursed the Fund for the difference in performance relative to the intended portfolio and the transaction costs of rebalancing the portfolio.

Note 5 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2008, the following shareholders, for the benefit of their customers, may be considered to control the Funds:

% of Fund Owned By:	National Financial Services	Merrill Lynch Pierce Fenner

Large/Mid Cap Value Fund, Class C	N/A	25.68%
Large/Mid Cap Growth Fund, Class B	27.90%	N/A

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

% of Fund Owned By Other Timothy Plan Funds:

Aggressive Growth Fund, Class A	70.69%
Fixed Income Fund, Class A	56.11%
High Yield Bond Fund, Class A	92.64%
International Fund, Class A	76.01%
Large/Mid Cap Growth Fund, Class A	54.79%
Large/Mid Cap Value Fund, Class A	35.83%
Money Market Fund	60.91%
Small Cap Value Fund, Class A	32.72%

Timothy Plan Notes to Financial Statements [139]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

Note 6 – Unrealized Appreciation (Depreciation)

At December 31, 2008, for federal income tax purposes, the cost and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

Funds	Cost	App	Dep	Net App/Dep

Aggressive Growth Fund	$22,880,209	$609,119	$(7,207,511)	$(6,598,392)
Conservative Growth Fund	$54,203,824	$-	$(15,946,779)	$(15,946,779)
Fixed Income Fund	$42,733,637	$1,394,353	$(3,203,200)	$(1,808,847)
High Yield Bond Fund	$20,176,478	$80,174	$(6,990,670)	$(6,910,496)
International Fund	$48,714,134	$150,379	$(16,215,341)	$(16,064,962)
Large/Mid Cap Growth Fund	$47,126,357	$984,032	$(12,523,051)	$(11,539,019)
Large/Mid Cap Value Fund	$103,832,070	$2,067,619	$(20,906,067)	$(18,838,448)
Money Market Fund	$33,859,040	$-	$-	$-
Small Cap Value Fund	$65,188,188	$3,331,560	$(17,252,597)	$(13,921,037)
Strategic Growth Fund	$63,425,393	$-	$(24,802,892)	$(24,802,892)

The differences between book basis and tax basis appreciation (depreciation) are primarily attributable to the deferral on wash sales and post-October losses.

Note 7 – Distributions to Shareholders

The tax character of distributions paid during 2008 and 2007 were as follows:

	Aggressive Growth Fund	Conservative Growth	Fixed Income Fund	High Yield Bond Fund

2008
Ordinary Income	$-	$697,282	$2,053,290	$1,274,024
Short-term Capital Gains	-	58,044	-	10,357
Long-term Capital Gains	48,425	1,808,503	-	-

	$48,425	$2,563,829	$2,053,290	$1,284,381

2007
Ordinary Income	$-	$818,555	$2,092,303	$694,291
Short-term Capital Gains	-	85,576	-	-
Long-term Capital Gains	2,800,909	6,317,069	-	-

	$2,800,909	$7,221,200	$2,092,303	$694,291

Timothy Plan Notes to Financial Statements [140]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	Conservative Growth	Fixed Income Fund	High Yield Bond Fund

Undistributed Ordinary Income	$-	$443,020	$12,170	$16,759
Undistributed Long-term Capital Gains	-	-	-	-
Capital Loss Carryforward	(3,723,197)	-	(898,616)	(815,295)
Unrealized Appreciation (Depreciation)	(6,598,392)	(15,946,779)	(1,808,847)	(6,910,496)

	$(10,321,589)	$(15,503,759)	$(2,695,293)	$(7,709,032)

The tax character of distributions paid during 2008 and 2007 were as follows:

	International Fund	Large/Mid Cap Growth Fund	Large/Mid Cap Value Fund	Money Market Fund

2008
Ordinary Income	$445,202	$-	$287,444	$556,735
Short-term Capital Gains	-	-	531,542	-
Long-term Capital Gains	-	68,000	677,192	-

	$445,202	$68,000	$1,496,178	$556,735

2007
Ordinary Income	$141,892	$-	$1,050,778	$1,245,883
Long-term Capital Gains	-	757,225	1,244,931	-
Return of Capital	-	4,950,780	6,832,904	-

	$141,892	$5,708,005	$9,128,613	$1,245,883

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	International Fund	Large/Mid Cap Growth Fund	Large/Mid Cap Value Fund	Money Market Fund

Undistributed Ordinary Income	$22,361	$-	$121,686	$2,312
Undistributed Long-term Capital Gains	-	-	-	-
Capital Loss Carryforward	(4,741,568)	(5,280,946)*	(14,622,252)	-
Unrealized Appreciation (Depreciation)	(16,064,962)	(11,539,019)	(18,838,448)	-

	$(20,784,169)	$(16,819,965)	$(33,339,014)	$2,312

*	Following the 2005 acquisition by the Timothy Plan Large/Mid Cap Growth Fund of the NOAH Fund Equity Portfolio, the Timothy Fund acquired all capital loss carryforwards available to the NOAH Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward. Of the capital losses subject to Section 382, the Fund may only utilize $358,459 in a given year.

Timothy Plan Notes to Financial Statements [141]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

The tax character of distributions paid during 2008 and 2007 were as follows:

	Small Cap Value Fund	Strategic Growth Fund

2008
Ordinary Income	$-	$506,870
Short-term Capital Gains	424,158	230,982
Long-term Capital Gains	-	3,451,894

	$424,158	$4,189,746

2007
Ordinary Income	$121,858	$452,403
Long-term Capital Gains	5,348,060	-
Return of Capital	4,995,748	9,489,157

	$10,465,666	$9,941,560

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Small Cap Value Fund	Strategic Growth Fund

Undistributed Ordinary Income	$-	$-
Undistributed Long-term Capital Gains	-	-
Capital Loss Carryforward	(8,700,264)	(844,115)
Unrealized Appreciation (Depreciation)	(13,921,037)	(24,802,892)

	$(22,621,301)	$(25,647,007)

Note 8 – Capital Loss Carryforwards

At December 31, 2008, the following capital loss carryforwards are available to offset futures capital gains.

	Loss Carryforward	Year Expiring
Aggressive Growth Fund	$3,723,197	2016
Fixed Income Fund	$569,273	2014
	$77,304	2015
	$252,039	2016
High Yield Bond Fund	$815,295	2016
International Fund	$498,385	2015
	$4,243,183	2016
Large/Mid Cap Growth Fund*	$1,380,010	2009
	$3,900,936	2016
Large/Mid Cap Value Fund	$14,622,252	2016
Small Cap Value Fund	$8,700,264	2016
Strategic Growth Fund	$844,115	2016
*	Please refer to Note 7 for additional information regarding the availability of capital loss carryforwards within the Timothy Plan Large/Mid Cap Growth Fund.

Timothy Plan Notes to Financial Statements [142]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

In 2008, the following capital loss carryforwards expired:

Loss Carryforward

Large/Mid Cap Growth Fund	$3,293,611

Note 9 – Post-October Losses

Under current tax laws, net capital losses incurred after October 31, within a Fund’s fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2008, the Funds deferred post-October capital losses of:

Post-October Capital Losses

Aggressive Growth Fund	$3,237,011
Conservative Growth Fund	$424,561
Fixed Income Fund	$752,064
High Yield Bond Fund	$266,390
International Fund	$3,041,974
Large/Mid Cap Growth Fund	$3,613,105
Large/Mid Cap Value Fund	$6,333,225
Small Cap Value Fund	$9,768,887
Strategic Growth Fund	$487,167

Timothy Plan Notes to Financial Statements [143]

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

TIMOTHY PLAN FAMILY OF FUNDS

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov. In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. The Trust’s current Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Notes to Financial Statements [144]

Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy., Suite 1100 Westlake, OH 44145-1524 www.cohenfund.com	440.835.8500 440.835.1093 fax

To The Shareholders and Board of Trustees

The Timothy Plan

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Aggressive Growth Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan Money Market Fund, Timothy Plan High Yield Bond Fund, and Timothy Plan International Fund (the “Funds”), ten of the series constituting The Timothy Plan, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended for the Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Aggressive Growth Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, and Timothy Plan Money Market Fund, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended and the financial highlights for each of the two periods in the period then ended for the Timothy Plan High Yield Bond Fund and Timothy Plan International Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to December 31, 2005 were audited by another independent accounting firm who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the Funds’ custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Aggressive Growth Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan Money Market Fund, Timothy Plan High Yield Bond Fund, and Timothy Plan International Fund, ten of the series constituting The Timothy Plan, as of December 31, 2008, and the results of their operations, the changes in their net assets and their financial highlights for the periods then ended indicated above, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.

Westlake, Ohio

February 26, 2009

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BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

Rick Copeland

Bill Johnson

Kathryn T. Martinez

John C. Mulder

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

Mathew D. Staver

David Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISER

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Unified Fund Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145-1524

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

HEADQUARTERS
The Timothy Plan 1055 Maitland Center Commons Maitland, Florida 32751 (800) 846-7526
For additional information or a prospectus, please call: 1-800-846-7525	www.timothyplan.com invest@timothyplan.com
Visit the Timothy Plan web site on the internet at: www.timothyplan.com
SHAREHOLDER SERVICES
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.	Unified Fund Services, Inc. 2960 N Meridian Street, Suite 300 Indianapolis, IN 46208 (800) 662-0201

Item 2.	Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f) Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3.	Audit Committee Financial Expert.

(a) The registrant has an Audit committee currently composed of three independent Trustees, Mr. Wesley Pennington, Mr. John Mulder and Mr. Charles Nelson. The registrant’s board of trustees has determined that Mr. Charles Nelson is qualified to serve as an Audit Committee Financial Expert, and has designated him as such.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

The Timothy Plan
FY 2008	$109,000
FY 2007	$105,400

(b) Audit-Related Fees

The Timothy Plan	Registrant	Adviser
FY 2008	$0	$0
FY 2007	$0	$0
Nature of the fees:

(c) Tax Fees

The Timothy Plan
FY 2008	$24,000
FY 2007	$24,000

Nature of the fees: preparation of the 1120 RIC

(d) All Other Fees

The Timothy Plan	Registrant	Adviser
FY 2008	$0
FY 2007	$0

Nature of the fees:

(e) (1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2008	$0	$0
FY 2007	$0	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Companies. Not applicable.

Item 6.	Schedule of Investments. Not applicable – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of February 29, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code is filed herewith

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date 2/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date 2/27/09

By*	/s/ Arthur D. Ally
Arthur D. Ally, Treasurer

Date 2/27/09